UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09917

                        SENTINEL VARIABLE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                 National Life Drive, Montpelier, Vermont 05604
               (Address of principal executive offices) (zip code)

                                D. Russell Morgan
                           NL Capital Management, Inc.
                 National Life Drive, Montpelier, Vermont 05604
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 732-8939

Date of fiscal year end:   December 31

Date of reporting period:  January 1, 2005 - June 30, 2005

ITEM 1. REPORTS TO SHAREHOLDERS


                        Sentinel Variable Products Trust

                        POLICYHOLDERS SEMI-ANNUAL REPORT

                                 JUNE 30, 2005


                                   [GRAPHIC]

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier,
Vermont 05604


--------------------------------------------------------------------------------
TABLE OF CONTENTS

 1    Message to Policyholders
 3    Fund Performance
 4    Actual and Hypothetical Expenses for Comparison Purposes
 5    Sentinel Variable Products Trust Common Stock Fund
 7    Sentinel Variable Products Trust Growth Index Fund
 9    Sentinel Variable Products Trust Mid Cap Growth Fund
11    Sentinel Variable Products Trust Small Company Fund
13    Sentinel Variable Products Trust Balanced Fund
15    Sentinel Variable Products Trust Bond Fund
17    Sentinel Variable Products Trust Money Market Fund
18    SVPT Statement of Assets and Liabilities
20    SVPT Statement of Operations
22    SVPT Statement of Changes in Net Assets
24    SVPT Financial Highlights
28    SVPT Notes to Financial Statements
31    Information and Services for Policyholders
32    Board Approval of Advisory Agreement
35    Board Members and Officers

                            Message to Policyholders

DEAR POLICYHOLDER:

We are pleased to submit our semi-annual report for the six months ended June 30, 2005.

THE ECONOMY

After three straight years of economic growth, why do we not feel like celebrating? The Fed, always ready to counter inflation and over stretched asset prices, has steadily hiked interest rates over the last 12 months, with a recent quarter-point hike on June 30, 2005. Their concern was producer price inflation, higher energy prices, and a heated housing market. Residential real estate prices have increased more than 11% over the last year. This has had two major effects. One, individuals took on excessive debt servicing loads in expectation of further capital appreciation of their homes and two, the "wealth effect", whereby consumers feel more confident to spend, has kept consumers, well...consuming. But despite the Fed's moves, the economy has been resilient, with modest consumer price inflation, a low unemployment rate and steady wage growth.

      Some parts of the economy continued to show signs of stress. The trade and budget deficits and higher oil prices have caused dollar bears and professional economists some hand wringing. Short-term interest rates tripled over the past 12 months, but the bond market rallied with 10-year rates declining and the spread between borrowing money for three months and 10 years fell dramatically. The long bond, artificially held in short supply by the Treasury, became one of the hottest investments this year and the bond market made a strong start to the year. We see this as confidence that the economy is operating within capacity, that inflation will remain low and that the economy can sustain consumer and capital spending. The equity markets appear to share our view: after a bumpy start to the year, the major equity indices rallied from mid-April lows, with large-capitalization equity indices down slightly at mid-year, and mid- and small-capitalization stocks returning positive results.

      While past performance is no guarantee of future results, two lessons stand out from the last six months. One, timing of returns is unpredictable and often confounds experts, market practitioners and central bankers alike. Two, remaining fully invested in multiple asset classes, over time, has tended to win.

      At Sentinel, we strive to understand companies and the securities they issue. We rely in part on fundamental analysis to drive investment results. This helps us through periods when signals are mixed and markets without strong direction. Stocks were selling at less than 16 times next year's projected earnings - attractive enough, in our view, to remain invested in leading world and U.S. businesses.

THE EQUITY MARKETS

The equity markets got off to a tough start in 2005, with the S&P 500 Index dropping 2.2% in the first quarter of 2005. April brought no relief as the markets weakened further due to worries about corporate profits and the economy. The markets rallied off oversold conditions in May, with the S&P 500 gaining 3.2% for the month, and finished June with a year-to-date deficit of less than one percent.

      High energy commodity prices provided a tailwind for energy-related shares during the first half of 2005, and all Sentinel Variable Products Trust equity funds benefited from significant exposure to this sector. Interest-rate concerns began to impact many rate-sensitive areas such as financials and, in combination with higher food and energy costs and a lack of tax cut stimulus versus the same period last year, some consumer cyclical areas, such as the automotive industry, fared poorly, with GM and Ford largely responsible. Technology fundamentals have remained somewhat mixed, although indications that cash-rich corporations could increase capital expenditures have the potential to benefit both technology and industrial sector profits as 2005 unfolds.

      In May, we saw not only a rally in the markets but a significant reversal in sector leadership. Through the end of April consumer discretionary and information technology were the two worst-performing market sectors. However, in May these two sectors were the best performers, up 5.9% and 7.8%, respectively. In June, the energy and utility sectors resumed their strong relative outperformance and returns, both up mid-teens in percentage terms so far in 2005, and outpaced all other market sectors by a wide margin.

      Performance based on market capitalization has broken the trends seen in recent years, where small-caps have outperformed mid-caps, and mid-caps have topped large-caps. Mid-cap stocks, represented by the S&P 400 Index, were the strongest performers during the first half of 2005, returning 3.9%, about two percent more than small-caps (represented by the S&P 600) and almost five percent more than large-caps (represented by the S&P 500).

      We believe stock market valuation levels have not been excessive, particularly relative to the earnings growth and free cash-flow generating potential of many high quality companies, and continuing short-term interest rate increases have served to restrain price/earnings multiples.

      Fitting well with our approach at Sentinel, we believe it will remain a stock picker's market as the economy and the markets seek direction. By focusing on having well-diversified portfolios of high quality holdings, with an ever-conscious eye on valuation, we hope to continue to reward our policyholders with strong long-term performance.

THE FIXED-INCOME MARKETS

In the bond market, it was a good six-month period, as all major sectors posted strong returns. Even though the Federal Reserve raised short-term interest rates four times this year, yields on longer-term U.S. Treasury issues - those 10 years out - declined precipitously. This anomaly can be explained by the relatively large interest-rate differentials between the U.S. bond market and those of Europe and Asia, where bond yields are significantly lower. Given huge U.S. trade deficits, coupled with a relatively strong U.S. dollar and slow foreign economic growth, foreign central banks were flush with U.S. dollars, and looking for attractive yields. As a result, the yield on the 10-year U.S. Treasury Note fell 31 basis points to 3.91%, while the 30-year U.S. Treasury Bond yield declined 64 basis points to 4.19%, close to its all-time low. The U.S. Treasury yield curve flattened sharply by 120 basis points, to a current slope of +56 basis points, as measured by the 2-year Note to 30-Year Bond differential.

      Over the six-month period, the Sentinel Variable Products Trust Bond Fund outperformed its benchmark, the Lehman Aggregate Bond index, and the fixed-income portion of SVPT Balanced Fund benefited from active duration management over the period as well as sector selection, particularly in the mortgage-backed securities market. The Funds also benefited from the flattening of the U.S. Treasury yield curve. We expect to continue to favor short- to intermediate-spread product, namely mortgage-backed securities and corporate bonds.

Sincerely,


/s/ Thomas H. MacLeay
Thomas H. MacLeay
Chairman


/s/ Christian Thwaites
Christian Thwaites
President and Chief Executive Officer

                                Fund Performance

Performance data for each Sentinel Variable Products Trust Fund is provided in this table. Financial data is contained in the following pages.

                                               For the period from
                                            01/01/05 through 06/30/05
                                 -----------------------------------------------
                                 06/30/05
                                 Net Asset                  Capital
Sentinel Variable                Value Per    Income         Gain         Total
Products Trust Fund                Share     Dividends   Distributions   Return*
--------------------------------------------------------------------------------
COMMON STOCK                     $  11.00     $     --       $ --          0.18%
GROWTH INDEX                         7.73           --         --         -2.03
MID CAP GROWTH                       9.05           --         --         -2.58
SMALL COMPANY                       14.42           --         --          1.19
BALANCED                            11.58           --         --          1.14
BOND                                10.38           --         --          2.67
MONEY MARKET                         1.00       0.0114         --          1.15

STANDARD & POOR'S 500 +                --           --         --         -0.81
LEHMAN AGGREGATE BOND INDEX ++         --           --         --          2.51
--------------------------------------------------------------------------------

* TOTAL RETURN IS COMPUTED ASSUMING THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS USING NET ASSET VALUES. FUND PERFORMANCE DATA INCLUDES ALL OPERATING EXPENSES BUT DOES NOT REFLECT ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF SUCH CHARGES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
+     AN UNMANAGED INDEX OF STOCKS REFLECTING AVERAGE PRICES IN THE STOCK
      MARKET.
++    AN UNMANAGED INDEX OF BONDS REFLECTING AVERAGE PRICES IN THE BOND MARKET.

            Actual and Hypothetical Expenses for Comparison Purposes

EXAMPLE

As a shareholder of one or more of the Sentinel Variable Products Trust Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/05 through 06/30/05.

ACTUAL EXPENSES

The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/05 through 06/30/05 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of National Life Insurance Company which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by National Life Insurance Company. If such expenses were included, the overall expenses shown in the table below would be higher.

Actual and hypothetical expenses for each Sentinel Variable Products Trust Fund are provided in this table. More detailed expense data is contained in the following pages.

----------------------------------------------------------------------------------------------------------------------------------
                                                                               Beginning     Ending                  Expenses Paid
                                        Total                        Total      Account      Account    Annualized   from 01/01/05
Sentinel Variable                       Return                      Return       Value        Value       Expense       through
Products Trust Fund                  Description                  Percentage    01/01/05     06/30/05      Ratio       06/30/05*
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                            Actual                       0.18%       $1,000     $1,001.82      0.67%        $  3.33
                      Hypothetical (5% per year before expenses)     2.16%       $1,000     $1,021.64      0.67%        $  3.36
----------------------------------------------------------------------------------------------------------------------------------
GROWTH INDEX                            Actual                      -2.03%       $1,000     $  979.72      2.03%        $  9.98
                      Hypothetical (5% per year before expenses)     1.48%       $1,000     $1,014.84      2.03%        $ 10.15
----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH                          Actual                      -2.58%       $1,000     $  974.17      0.78%        $  3.82
                      Hypothetical (5% per year before expenses)     2.11%       $1,000     $1,021.09      0.78%        $  3.92
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY                           Actual                       1.19%       $1,000     $1,011.93      0.71%        $  3.53
                      Hypothetical (5% per year before expenses)     2.15%       $1,000     $1,021.46      0.71%        $  3.55
----------------------------------------------------------------------------------------------------------------------------------
BALANCED                                Actual                       1.14%       $1,000     $1,011.35      0.87%        $  4.35
                      Hypothetical (5% per year before expenses)     2.06%       $1,000     $1,020.64      0.87%        $  4.37
----------------------------------------------------------------------------------------------------------------------------------
BOND                                    Actual                       2.67%       $1,000     $1,026.71      0.69%        $  3.47
                      Hypothetical (5% per year before expenses)     2.15%       $1,000     $1,021.54      0.69%        $  3.47
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET                            Actual                       1.15%       $1,000     $1,011.48      0.55%        $  2.76
                      Hypothetical (5% per year before expenses)     2.22%       $1,000     $1,022.23      0.55%        $  2.78
----------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR (181)/365 (OR 366).

               Sentinel Variable Products Trust Common Stock Fund

SECTOR WEIGHTINGS
AS A PERCENTAGE OF NET ASSETS AS OF 06/30/05

  [The following table was represented as a pie chart in the printed material.]

                      Cash and Other                  4.9%
                      Consumer Discretionary          9.7%
                      Consumer Staples                9.5%
                      Energy                         10.7%
                      Financials                     16.5%
                      Health Care                    16.1%
                      Industrials                    13.3%
                      Information Technology         12.5%
                      Materials                       4.7%
                      Telecommunication Services      1.3%
                      Utilities                       0.8%


TOP HOLDINGS AS OF 06/30/05

                                                      MATURITY        PERCENT OF
DESCRIPTION                           COUPON            DATE          NET ASSETS
--------------------------------------------------------------------------------
American Express Co.                   3.23%          07/08/05            2.4%
Citigroup, Inc.                                                           2.3%
Exxon Mobil Corp.                                                         2.1%
Microsoft Corp.                                                           2.1%
Johnson & Johnson                                                         2.0%
United Technologies Corp.                                                 2.0%

LaSalle Bank Corp.                      3.2%          07/05/05            1.9%
General Electric Co.                                                      1.9%
Tyco Int'l. Ltd                                                           1.9%
Pfizer, Inc.                                                              1.8%
  TOTAL OF NET ASSETS*                                                   20.4%
--------------------------------------------------------------------------------

*     HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.


INVESTMENT IN SECURITIES
at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  COMMON STOCKS 95.1%
  CONSUMER DISCRETIONARY 9.7%
  Carnival Corp.                                      9,500         $   518,225
* Comcast Corp. - Class A                            35,200           1,054,240
  Gap, Inc.                                          19,300             381,175
  Grupo Televisa, S.A.                                5,500             341,495
  Hilton Hotels Corp.                                19,500             465,075
  McDonald's Corp.                                    5,500             152,625
  McGraw-Hill Cos., Inc.                              9,400             415,950
  Petsmart, Inc.                                     10,200             309,570
  Staples, Inc.                                      21,000             447,720
* Time Warner, Inc.                                  63,500           1,061,085
  TJX Cos., Inc.                                     16,600             404,210
  Yum Brands, Inc.                                    9,100             473,928
                                                                    -----------
                                                                      6,025,298
                                                                    -----------
  CONSUMER STAPLES 9.5%
  Altria Group, Inc.                                 16,000           1,034,560
  Avon Products, Inc.                                 8,500             321,725
  Coca-Cola Co.                                       6,200             258,850
  Colgate Palmolive Co.                               3,800             189,658
  Costco Wholesale Corp.                              2,900             129,978
  Diageo plc (ADR)                                   10,100             598,930
  Gillette Co.                                        5,900             298,717
  Kimberly-Clark Corp.                               12,000             751,080
  PepsiCo, Inc.                                      16,300             879,059
  Procter & Gamble Co.                               12,100             638,275
  Wrigley (Wm.) Jr. Co.                              11,000             757,240
                                                                    -----------
                                                                      5,858,072
                                                                    -----------
  ENERGY 10.7%
  Chevron Corp.                                      18,394           1,028,592
  EOG Resources, Inc.                                12,000             681,600
  Exxon Mobil Corp.                                  23,000           1,321,810
  GlobalSantaFe Corp.                                 9,800             399,840
  Murphy Oil Corp.                                    3,200             167,136
  Noble Energy, Inc.                                  4,800             363,120
  Pioneer Natural Resources Co.                       9,700             408,176
* Pride Int'l., Inc.                                 24,600             632,220
  Schlumberger Ltd.                                  13,958           1,059,971
* Weatherford Int'l., Ltd.                           10,200             591,396
                                                                    -----------
                                                                      6,653,861
                                                                    -----------
  FINANCIALS 16.5%
  American Express Co.                               16,713             889,633
  American Int'l. Group                              12,900             749,490
  Bank of America Corp.                              22,616           1,031,516
  Bank of New York, Inc.                             21,800             627,404
  Citigroup, Inc.                                    31,000           1,433,130
  Goldman Sachs Group, Inc.                           6,000             612,120
  J.P. Morgan Chase & Co.                            20,000             706,400
  Marsh & McLennan Cos., Inc.                        14,400             398,880
  MBNA Corp.                                         14,100             368,856
  Mellon Financial Corp.                             16,900             484,861
  Merrill Lynch & Co., Inc.                           9,800             539,098
  Morgan Stanley                                      7,600             398,772
  PNC Financial Services Group, Inc.                  4,000             217,840
  St. Paul Travelers Cos., Inc.                      20,734             819,615
  U.S. Bancorp                                       15,000             438,000
  Wells Fargo & Co.                                   8,900             548,062
                                                                    -----------
                                                                     10,263,677
                                                                    -----------
  HEALTH CARE 16.1%
* Amgen, Inc.                                         8,600             519,956
  Baxter Int'l., Inc.                                16,900             626,990
  Bristol-Myers Squibb Co.                           16,400             409,672
* Cerner Corp.                                        6,000             407,820
  Cigna Corp.                                         2,400             256,872
  GlaxoSmithKline plc (ADR)                          11,100             538,461
  Guidant Corp.                                       8,000             538,400
  HCA, Inc.                                          13,300             753,711
  Johnson & Johnson                                  19,300           1,254,500
* Laboratory Corp. of America Holdings               10,100             503,990
  Lilly, Eli & Co.                                    7,600             423,396
* Medco Health Solutions, Inc.                        9,000             480,240
  Medtronic, Inc.                                    20,200           1,046,158
  Novartis (ADR)                                     12,300             583,512
  Pfizer, Inc.                                       41,200           1,136,296
  Teva Pharmaceutical Industries Ltd. (ADR)          16,000             498,240
                                                                    -----------
                                                                      9,978,214
                                                                    -----------
  INDUSTRIALS 13.3%
  Boeing Co.                                          9,100             600,600
  Canadian Nat'l. Railway Co. 5,200                                     299,780
  General Dynamics Corp.                              4,400             481,976
  General Electric Co.                               34,000           1,178,100
  Honeywell Int'l., Inc.                             22,100             809,523
  Northrop Grumman Corp.                             13,300             734,825
  Rockwell Automation, Inc.                          11,300             550,423
  Tyco Int'l. Ltd                                    40,000           1,168,000
  Union Pacific Corp.                                 8,100             524,880
  United Technologies Corp.                          24,000           1,232,400
  Waste Management, Inc.                             22,800             646,152
                                                                    -----------
                                                                      8,226,659
                                                                    -----------
  INFORMATION TECHNOLOGY 12.5%
* Accenture Ltd.                                     13,900             315,113
  Analog Devices, Inc.                                6,900             257,439
  Applied Materials, Inc.                            23,400             378,612
* Broadcom Corp. - Class A                            6,800             241,468
  Computer Associates Int'l., Inc.                   12,100             332,508
* EMC Corp.                                          40,600             556,626
  First Data Corp.                                    7,900             317,106
* Freescale Semiconductor, Inc. - Class B            21,360             452,405
  Int'l. Business Machines                           11,800             875,560
  Microsoft Corp.                                    52,000           1,291,680
  Motorola, Inc.                                     34,100             622,666
  Nokia Corp. (ADR)                                  30,000             499,200
* Oracle Corp.                                       49,200             649,440
  Seagate Technology (R)                             17,700             310,635
  Texas Instruments                                  24,300             682,101
                                                                    -----------
                                                                      7,782,559
                                                                    -----------
  MATERIALS 4.7%
  DuPont, E.I. de Nemours & Co.                      20,000             860,200
  Freeport-McMoran Copper & Gold - Class B           21,900             819,936
  Int'l. Paper Co.                                   16,800             507,528
  Newmont Mining Corp.                                3,200             124,896
  Praxair, Inc.                                      12,800             596,480
                                                                    -----------
                                                                      2,909,040
                                                                    -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

               Sentinel Variable Products Trust Common Stock Fund at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES 1.3%
  Sprint Group                                       12,700         $   318,643
  Vodafone Group plc (ADR)                           20,000             486,400
                                                                    -----------
                                                                        805,043
                                                                    -----------
  UTILITIES 0.8%
  Entergy Corp.                                       6,600             498,630
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $50,897,741)                                               59,001,053
                                                                    -----------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   (M=$1,000)         (NOTE 2)
  -----------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 4.3%
  American Express Co.
    3.23%, 07/08/05                                  1,500M         $ 1,499,058
  Lasalle Bank Corp.
    3.2%, 07/05/05                                   1,200M           1,199,573
                                                                    -----------
  TOTAL CORPORATE SHORT-TERM NOTES
    (Cost $2,698,631)                                                 2,698,631
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $53,596,372)**                                             61,699,684

  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.6%                          371,579
                                                                    -----------
  Net Assets                                                        $62,071,263
                                                                    ===========

*     NON-INCOME PRODUCING
** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT JUNE 30, 2005 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $8,103,312 OF WHICH $9,415,884 RELATED TO APPRECIATED SECURITIES AND $1,312,572 RELATED TO DEPRECIATED SECURITIES.
      (ADR) - AMERICAN DEPOSITORY RECEIPT
      (R) - RETURN OF CAPITAL PAID DURING THE FISCAL PERIOD.

               Sentinel Variable Products Trust Growth Index Fund

SECTOR WEIGHTINGS
AS A PERCENTAGE OF NET ASSETS AS OF 06/30/05

  [The following table was represented as a pie chart in the printed material.]

                      Cash and Other                  0.1%
                      Consumer Discretionary         10.1%
                      Consumer Staples               18.1%
                      Energy                          9.4%
                      Financials                      3.2%
                      Health Care                    19.0%
                      Industrials                    14.3%
                      Information Technology         23.5%
                      Materials                       1.5%
                      Telecommunication Services      0.2%
                      Utilities                       0.6%


TOP HOLDINGS AS OF 06/30/05

                                                                      PERCENT OF
DESCRIPTION                                                           NET ASSETS
--------------------------------------------------------------------------------
General Electric Co.                                                      6.9%
Exxon Mobil Corp.                                                         6.8%
Microsoft Corp.                                                           4.7%
Johnson & Johnson                                                         3.6%
Wal-Mart Stores, Inc.                                                     3.0%
Intel Corp.                                                               3.0%

Altria Group, Inc.                                                        2.5%
Procter & Gamble Co.                                                      2.4%
Cisco Systems, Inc.                                                       2.3%
Int'l. Business Machines                                                  2.2%
  TOTAL OF NET ASSETS*                                                   37.4%
--------------------------------------------------------------------------------

*     HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.


INVESTMENT IN SECURITIES
at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  COMMON STOCKS 99.9%
  CONSUMER DISCRETIONARY 10.1%
* Apollo Group, Inc. - Class A                          120         $     9,386
* AutoZone, Inc.                                         50               4,623
* Bed Bath & Beyond, Inc.                               210               8,774
  Best Buy Co., Inc.                                    210              14,395
  Black & Decker Corp.                                   60               5,391
  Block, H & R, Inc.                                    120               7,002
* Coach, Inc.                                           270               9,064
  Darden Restaurants, Inc.                              100               3,298
  Dollar General Corp.                                  210               4,276
  Dow Jones & Co., Inc.                                  46               1,631
* Ebay, Inc.                                            860              28,389
  Fortune Brands, Inc.                                  110               9,768
* Goodyear Tire & Rubber Co.                            120               1,788
  Harley-Davidson, Inc.                                 201               9,970
  Harrah's Entertainment, Inc.                          130               9,369
  Hilton Hotels Corp.                                   270               6,439
  Home Depot, Inc.                                    1,530              59,517
  Int'l. Game Technology                                240               6,756
  Limited Brands, Inc.                                  270               5,783
  Lowe's Cos., Inc.                                     550              32,021
  Marriott Int'l., Inc. - Class A                       140               9,551
  Maytag Corp.                                           50                 783
  McGraw-Hill Cos., Inc.                                270              11,948
  Meredith Corp.                                         30               1,472
  Newell Rubbermaid, Inc.                               190               4,530
  Nike, Inc. - Class B                                  170              14,722
  Nordstrom, Inc.                                        90               6,117
  Omnicom Group, Inc.                                   134              10,701
  Radioshack Corp.                                      109               2,526
  Sherwin Williams Co.                                   90               4,238
  Staples, Inc.                                         520              11,086
* Starbucks Corp.                                       280              14,465
  Target Corp.                                          630              34,278
  TJX Cos., Inc.                                        330               8,036
* Visteon, Corp.                                         90                 543
  Yum Brands, Inc.                                      204              10,624
                                                                    -----------
                                                                        383,260
                                                                    -----------
  CONSUMER STAPLES 18.1%
  Altria Group, Inc.                                  1,480              95,697
  Anheuser-Busch Co., Inc.                              551              25,208
  Avon Products, Inc.                                   332              12,566
  Brown Forman Corp. - Class B                           70               4,232
  Campbell Soup Co.                                     234               7,200
  Clorox Co.                                            110               6,129
  Coca-Cola Co.                                       1,615              67,426
  Colgate Palmolive Co.                                 375              18,716
  General Mills, Inc.                                   260              12,165
  Gillette Co.                                          709              35,897
  Heinz, H.J. Co.                                       244               8,643
  The Hershey Co.                                       160               9,936
  Kellogg Co.                                           245              10,888
  Kimberly-Clark Corp.                                  340              21,281
  McCormick & Co., Inc.                                  90               2,941
  Pepsi Bottling Group, Inc.                            140               4,005
  PepsiCo, Inc.                                       1,190              64,177
  Procter & Gamble Co.                                1,760              92,840
  Sara Lee Corp.                                        552              10,935
  Sysco Corp.                                           454              16,430
  UST, Inc.                                             116               5,297
  Walgreen Co.                                          726              33,389
  Wal-Mart Stores, Inc.                               2,381             114,764
  Wrigley (Wm.) Jr. Co.                                 140               9,638
                                                                    -----------
                                                                        690,400
                                                                    -----------
  ENERGY 9.4%
  Baker Hughes, Inc.                                    240              12,278
  B.J. Services Co.                                     120               6,298
  EOG Resources, Inc.                                   170               9,656
  Exxon Mobil Corp.                                   4,540             260,913
  Halliburton Co.                                       360              17,215
  Kinder Morgan, Inc.                                    80               6,656
  Schlumberger Ltd.                                     420              31,895
  Sunoco, Inc.                                           50               5,684
  XTO Energy, Inc.                                      253               8,599
                                                                    -----------
                                                                        359,194
                                                                    -----------
  FINANCIALS 3.2%
  American Express Co.                                  840              44,713
  Federated Investors, Inc. - Class B                    70               2,101
  Franklin Resources, Inc.                              140              10,777
  Moody's Corp.                                         192               8,632
  Progressive Corp.                                     140              13,833
  Schwab, Charles Corp.                                 810               9,137
  Simon Property Group, Inc.                            160              11,598
  SLM Corp.                                             296              15,037
  T. Rowe Price Group, Inc.                              90               5,634
                                                                    -----------
                                                                        121,462
                                                                    -----------
  HEALTH CARE 19.0%
  Abbott Labs                                         1,103              54,058
  Allergan, Inc.                                        100               8,524
* Amgen, Inc.                                           882              53,325
  Bard C.R., Inc.                                        80               5,321
  Baxter Int'l., Inc.                                   440              16,324
  Becton Dickinson & Co.                                180               9,445
  Biomet, Inc.                                          180               6,235
* Boston Scientific Corp.                               530              14,310
  Bristol-Myers Squibb Co.                            1,393              34,797
* Express Scripts, Inc.                                 110               5,498
* Forest Labs, Inc.                                     244               9,479
* Genzyme Corp.                                         180              10,816
* Gilead Sciences, Inc.                                 320              14,077
  Guidant Corp.                                         233              15,681
  HCA, Inc.                                             300              17,001
* Hospira, Inc.                                         110               4,290
  IMS Health, Inc.                                      158               3,914
  Johnson & Johnson                                   2,117             137,605
  Lilly, Eli & Co.                                      809              45,069
* Medimmune, Inc.                                       170               4,542
  Medtronic, Inc.                                       866              44,850
  Merck & Co., Inc.                                   1,571              48,387
* Millipore Corp.                                        35               1,986
  Quest Diagnostics, Inc.                               130               6,925
  Schering Plough Corp.                               1,050              20,013
* St. Jude Medical, Inc.                                260              11,339

                                              SEE NOTES TO FINANCIAL STATEMENTS.

               Sentinel Variable Products Trust Growth Index Fund at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  Stryker Corp.                                         270         $    12,841
  UnitedHealth Group, Inc.                              900              46,926
* Waters Corp.                                           80               2,974
  Wyeth                                                 952              42,364
* Zimmer Holdings, Inc.                                 181              13,787
                                                                    -----------
                                                                        722,703
                                                                    -----------
  INDUSTRIALS 14.3%
  3M Co.                                                550              39,765
* American Standard Cos., Inc.                          130               5,450
  Avery Dennison Corp.                                   69               3,654
  Boeing Co.                                            590              38,940
  Caterpillar, Inc.                                     250              23,828
  Danaher Corp.                                         200              10,468
* Delta Air Lines, Inc.                                 100                 376
  Emerson Electric Co.                                  300              18,789
  Equifax, Inc.                                          95               3,392
  Fluor Corp.                                            60               3,455
  General Electric Co.                                7,557             261,850
  Lockheed Martin Corp.                                 290              18,812
* Monster Worldwide, Inc.                                80               2,294
  Pitney Bowes, Inc.                                    160               6,968
  Robert Half Int'l., Inc.                              110               2,747
  Rockwell Automation, Inc.                             120               5,845
  Rockwell Collins, Inc.                                130               6,198
  United Parcel Service, Inc. - Class B                 800              55,328
  United Technologies Corp.                             730              37,486
                                                                    -----------
                                                                        545,645
                                                                    -----------
  INFORMATION TECHNOLOGY 23.5%
  Adobe Systems, Inc.                                   344               9,845
* Altera Corp.                                          262               5,193
  Analog Devices, Inc.                                  259               9,663
* Apple Computer, Inc.                                  590              21,718
  Autodesk, Inc.                                        160               5,499
  Automatic Data Processing, Inc.                       413              17,334
* Avaya, Inc.                                           330               2,746
* Broadcom Corp. - Class A                              210               7,457
* Cisco Systems, Inc.                                 4,546              86,874
* Citrix Systems, Inc.                                  120               2,599
* Corning, Inc.                                       1,030              17,119
* Dell, Inc.                                          1,723              68,076
* Electronic Arts, Inc.                                 220              12,454
  First Data Corp.                                      550              22,077
* Gateway, Inc.                                         210                 693
  Intel Corp.                                         4,393             114,482
  Int'l. Business Machines                            1,154              85,627
* Intuit, Inc.                                          130               5,864
* Lexmark Int'l. - Class A                               88               5,705
  Linear Technology                                     215               7,888
* Lucent Technologies                                 3,150               9,167
  Maxim Integrated Products, Inc.                       230               8,788
* Mercury Interactive Corp.                              62               2,378
  Microsoft Corp.                                     7,156             177,755
  National Semiconductor Corp.                          240               5,287
* Network Appliance, Inc.                               256               7,237
* NVIDIA Corp.                                          120               3,206
* Oracle Corp.                                        3,148              41,554
* Parametric Technology Corp.                           190               1,212
  Paychex, Inc.                                         248               8,070
* PMC-Sierra, Inc.                                      120               1,120
  Qualcomm, Inc.                                      1,160              38,292
* Symantec Corp.                                        500              10,870
  Texas Instruments                                   1,180              33,123
  Xilinx, Inc.                                          244               6,222
* Yahoo!, Inc.                                          934              32,363
                                                                    -----------
                                                                        895,557
                                                                    -----------
  MATERIALS 1.5%
  Allegheny Technologies, Inc.                           60               1,324
  Ball Corp.                                             80               2,877
  DuPont, E.I. de Nemours & Co.                         710              30,537
  Ecolab, Inc.                                          150               4,854
  Freeport-McMoran Copper & Gold - Class B              130               4,867
* Hercules, Inc.                                         80               1,132
  Int'l. Flavors & Fragrances                            60               2,173
  Praxair, Inc.                                         230              10,718
                                                                    -----------
                                                                         58,482
                                                                    -----------
  TELECOMMUNICATION SERVICES 0.2%
  Citizens Communications Co.                           240               3,226
* Qwest Communications Int'l., Inc.                   1,190               4,415
                                                                    -----------
                                                                          7,641
                                                                    -----------
  UTILITIES 0.6%
* AES Corp.                                             460               7,535
  TXU Corp.                                             170              14,125
                                                                    -----------
                                                                         21,660
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $3,073,795)**                                               3,806,004

  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.1%                            3,835
                                                                    -----------
  NET ASSETS                                                        $ 3,809,839
                                                                    ===========

*     NON-INCOME PRODUCING.
** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT JUNE 30, 2005 NET UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGRATED $732,209 OF WHICH $794,149 RELATED TO APPRECIATED SECURITIES AND $ 61,940 RELATED TO DEPRECIATED SECURITIES.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

              Sentinel Variable Products Trust Mid Cap Growth Fund

SECTOR WEIGHTINGS
AS A PERCENTAGE OF NET ASSETS AS OF 06/30/05

  [The following table was represented as a pie chart in the printed material.]

                      Cash and Other                  1.1%
                      Consumer Discretionary         23.3%
                      Consumer Staples                3.3%
                      Energy                          7.2%
                      Financials                     13.2%
                      Health Care                    15.0%
                      Industrials                    11.5%
                      Information Technology         20.7%
                      Materials                       3.3%
                      Utilities                       1.4%


TOP HOLDINGS AS OF 06/30/05

                                                                      PERCENT OF
DESCRIPTION                                                           NET ASSETS
--------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold - Class B                                  1.7%
Praxair, Inc.                                                             1.7%
Timberland Co. - Class A                                                  1.6%
HCC Insurance Holdings, Inc.                                              1.6%
Noble Energy, Inc.                                                        1.6%
TJX Cos., Inc.                                                            1.6%

North Fork Bancorporation, Inc.                                           1.6%
Ensco Int'l., Inc.                                                        1.6%
Laboratory Corp. of America Holdings                                      1.6%
CDW Corp.                                                                 1.6%
  TOTAL OF NET ASSETS*                                                   15.9%
--------------------------------------------------------------------------------

*     HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.


INVESTMENT IN SECURITIES
at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  COMMON STOCKS 98.9%
  CONSUMER DISCRETIONARY 23.3%
* Advance Auto Parts, Inc.                            1,900         $   122,645
* Bed Bath & Beyond, Inc.                             6,200             259,036
  Block, H & R, Inc.                                  2,400             140,040
  Borg Warner, Inc.                                   4,900             262,983
* Cheesecake Factory, Inc.                            9,450             328,199
  Claire's Stores, Inc.                              13,700             329,485
  Darden Restaurants, Inc.                            6,300             207,774
  Foot Locker, Inc.                                  14,400             391,968
  Fortune Brands, Inc.                                2,200             195,360
* Fossil, Inc.                                       11,700             265,590
* Getty Images, Inc.                                  2,800             207,928
  Gtech Holdings Corp.                               11,500             336,260
* Laureate Education, Inc.                            5,950             284,767
  Leggett & Platt, Inc.                              14,800             393,384
  Marriott Int'l., Inc. - Class A                     5,100             347,922
  Michaels Stores, Inc.                               4,200             173,754
  Polaris Industries, Inc.                            7,400             399,600
  Staples, Inc.                                      12,665             270,018
* Timberland Co. - Class A                           10,760             416,627
  TJX Cos., Inc.                                     16,560             403,236
  Yum Brands, Inc.                                    4,700             244,776
                                                                    -----------
                                                                      5,981,352
                                                                    -----------
  CONSUMER STAPLES 3.3%
  Alberto-Culver Co.                                  9,100             394,303
* Central European District Corp.                     3,300             123,189
* Constellation Brands, Inc. - Class A                4,200             123,900
  Wrigley (Wm.) Jr. Co.                               2,900             199,636
                                                                    -----------
                                                                        841,028
                                                                    -----------
  ENERGY 7.2%
  Baker Hughes, Inc.                                  6,100             312,076
  Devon Energy Corp.                                  3,420             173,326
  Ensco Int'l., Inc.                                 11,200             400,400
  Murphy Oil Corp.                                    2,900             151,467
  Noble Energy, Inc.                                  5,400             408,510
* Pride Int'l., Inc.                                  2,600              66,820
  Williams Cos., Inc.                                18,000             342,000
                                                                    -----------
                                                                      1,854,599
                                                                    -----------
  FINANCIALS 13.2%
  Associated Banc-Corp.                              11,100             373,626
  Commerce Bancorp, Inc.                             12,500             378,875
* E*TRADE Financial Corp.                            25,700             359,543
* First Marblehead Corp.                              6,800             238,408
  HCC Insurance Holdings, Inc.                       10,800             408,996
  IndyMac Bancorp, Inc.                               7,500             305,475
  Mercantile Bankshares Corp.                         5,000             257,650
  North Fork Bancorporation, Inc.                    14,300             401,687
  Synovus Financial Corp.                            11,000             315,370
  TCF Financial Corp.                                13,900             359,732
                                                                    -----------
                                                                      3,399,362
                                                                    -----------
  HEALTH CARE 15.0%
* Barr Pharmaceuticals, Inc.                          6,000             292,440
  Beckman Coulter, Inc.                               5,600             355,992
* Cerner Corp.                                        5,700             387,429
* Coventry Health Care, Inc.                          4,490             317,667
* Endo Pharmaceuticals Holdings, Inc.                12,500             328,500
* Genzyme Corp.                                       4,500             270,405
* Laboratory Corp. of America Holdings                8,020             400,198
* Martek Biosciences Corp.                            4,400             166,980
* Medco Health Solutions, Inc.                        4,100             218,776
  Teva Pharmaceutical Industries Ltd. (ADR)          12,000             373,680
* Triad Hospitals, Inc.                               2,800             152,992
* VCA Antech, Inc.                                    6,300             152,775
* Varian Medical Systems, Inc.                        3,800             141,854
* Wellpoint, Inc.                                     4,200             292,488
                                                                    -----------
                                                                      3,852,176
                                                                    -----------
  INDUSTRIALS 11.5%
* Corrections Corp. of America                        8,400             329,700
  EDO Corp.                                           2,900              86,739
  Goodrich Corp.                                      6,000             245,760
  Honeywell Int'l., Inc.                              3,500             128,205
  Oshkosh Truck Corp.                                 2,400             187,872
  Pentair, Inc.                                       4,200             179,802
  Pitney Bowes, Inc.                                  4,600             200,330
* Portfolio Recovery Associates, Inc.                 6,500             273,130
  Republic Services, Inc.                             8,940             321,929
  Roper Industries, Inc.                              3,840             274,061
  Timken Co.                                         15,410             355,971
  Toro Co.                                            6,100             235,521
* West Corp.                                          3,970             152,448
                                                                    -----------
                                                                      2,971,468
                                                                    -----------
  INFORMATION TECHNOLOGY 20.7%
* Altera Corp.                                        9,810             194,434
* Amdocs Ltd.                                        14,800             391,164
  Amphenol Corp.                                      2,000              80,340
* Apple Computer, Inc.                                2,700              99,387
* Broadcom Corp. - Class A                            9,720             345,157
  CDW Corp.                                           7,000             399,630
* CheckFree Corp.                                     6,500             221,390
* Cognizant Technology Solutions - Class A            3,020             142,333
* Fiserv, Inc.                                        8,300             356,485
* Jabil Circuit, Inc.                                 8,300             255,059
* Lexmark Int'l. - Class A                            5,900             382,497
  Maxim Integrated Products, Inc.                     6,190             236,520
* Mercury Interactive Corp.                           3,100             118,916
  Microchip Technology, Inc.                          4,700             139,214
* NCR Corp.                                           3,200             112,384
* Network Appliance, Inc.                            11,550             326,519
* Novellus Systems, Inc.                              4,800             118,608
* Oracle Corp.                                       27,090             357,588
  Plantronics, Inc.                                   2,900             105,444
* QLogic Corp.                                        1,320              40,748
* Quest Software, Inc.                               12,100             164,923
* SanDisk Corp.                                       7,100             168,483
  Satyam Computer Services Ltd. (ADR)                10,100             262,600
* Titan Corp.                                         7,600             172,824
* WebSense, Inc.                                      2,500             120,125
                                                                    -----------
                                                                      5,312,772
                                                                    -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

              Sentinel Variable Products Trust Mid Cap Growth Fund at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  MATERIALS 3.3%
  Freeport-McMoran Copper & Gold - Class B           11,500         $   430,560
  Praxair, Inc.                                       9,200             428,720
                                                                    -----------
                                                                        859,280
                                                                    -----------
  UTILITIES 1.4%
* AES Corp.                                          22,400             366,912
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $23,821,846)**                                             25,438,949

  EXCESS OF OTHER ASSETS OVER LIABILITIES 1.1%                          282,295
                                                                    -----------
  NET ASSETS                                                        $25,721,244
                                                                    ===========

*     NON-INCOME PRODUCING.
** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR AT JUNE 30, 2005 NET UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGRATED $1,617,103 OF WHICH $2,227,071 RELATED TO APPRECIATED SECURITIES AND $609,968 RELATED TO DEPRECIATED SECURITIES.
      (ADR) - AMERICAN DEPOSITORY RECEIPT

               Sentinel Variable Products Trust Small Company Fund

SECTOR WEIGHTINGS
AS A PERCENTAGE OF NET ASSETS AS OF 06/30/05

  [The following table was represented as a pie chart in the printed material.]

                      Cash and Other                  5.7%
                      Consumer Discretionary         17.3%
                      Consumer Staples                3.8%
                      Energy                          8.3%
                      Financials                     11.7%
                      Health Care                    14.0%
                      Industrials                    18.8%
                      Information Technology         15.6%
                      Materials                       4.8%


TOP HOLDINGS AS OF 06/30/05

                                                      MATURITY        PERCENT OF
DESCRIPTION                           COUPON            DATE          NET ASSETS
--------------------------------------------------------------------------------
Chevron Oil Finance                    3.23%          07/08/05            3.3%
Superior Energy Services, Inc.                                            2.0%
Regis Corp.                                                               1.8%
RLI Corp.                                                                 1.8%
HCC Insurance Holdings, Inc.                                              1.8%
American Express Credit Corp.          3.04%          07/05/05            1.8%

Timberland Co. - Class A                                                  1.7%
Toro Co.                                                                  1.7%
Waste Connections, Inc.                                                   1.7%
Moog, Inc. - Class A                                                      1.6%
  TOTAL OF NET ASSETS*                                                   19.2%
--------------------------------------------------------------------------------

*     HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.


INVESTMENT IN SECURITIES
at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  COMMON STOCKS 94.3%
  CONSUMER DISCRETIONARY 17.3%
* A.C. Moore Arts & Crafts, Inc.                     21,400         $   676,454
  ADVO, Inc.                                         22,500             716,625
* Ann Taylor Stores Corp.                            28,500             691,980
* Fossil, Inc.                                       31,300             710,510
* Gildan Activewear, Inc.                            10,500             276,675
  Harte-Hanks, Inc.                                  22,200             660,006
  K-Swiss, Inc. - Class A                            25,900             837,606
* Quicksilver, Inc.                                  28,500             455,430
* Rare Hospitality Int'l., Inc.                      27,100             825,737
  Regis Corp.                                        25,700           1,004,356
  Ruby Tuesday, Inc.                                 27,500             712,250
  SCP Pool Corp.                                     11,800             414,062
* Timberland Co. - Class A                           24,600             952,512
  Unifirst Corp.                                     14,700             595,938
                                                                    -----------
                                                                      9,530,141
                                                                    -----------
  CONSUMER STAPLES 3.8%
* BJ's Wholesale Club, Inc.                          17,200             558,828
  Casey's General Stores, Inc.                       30,900             612,438
* Central Garden & Pet Co.                            1,341              65,870
  Church & Dwight, Inc.                              23,700             857,940
                                                                    -----------
                                                                      2,095,076
                                                                    -----------
  ENERGY 8.3%
  Cabot Oil & Gas Corp.                              13,500             468,450
* Core Laboratories                                  29,800             799,236
* Remington Oil & Gas Corp.                          22,000             785,400
* Superior Energy Services, Inc.                     62,200           1,107,160
* TETRA Technologies, Inc.                           23,300             742,105
  Western Gas Resources, Inc.                        18,500             645,650
                                                                    -----------
                                                                      4,548,001
                                                                    -----------
  FINANCIALS 11.7%
  East West Bancorp, Inc.                            16,500             554,235
  First Midwest Bancorp                              22,000             773,740
  HCC Insurance Holdings, Inc.                       26,400             999,768
  Healthcare Realty Trust                            20,500             791,505
  Hilb Rogal & Hobbs Co.                             16,900             581,360
  Main Street Banks, Inc.                            20,000             509,200
  RLI Corp.                                          22,500           1,003,500
  UCBH Holdings, Inc.                                41,000             665,840
  Wilmington Trust Corp.                             14,500             522,145
                                                                    -----------
                                                                      6,401,293
                                                                    -----------
  HEALTH CARE 14.0%
* Advanced Neuromodulation Systems                   15,000             595,200
* Andrx Corp.                                        24,000             487,440
* Arthrocare Corp.                                   16,500             576,510
* Bio Rad Labs, Inc. - Class A                       13,500             799,335
* Biosite, Inc.                                      13,900             764,361
* Cerner Corp.                                        8,700             591,339
* Edwards Lifesciences Corp.                         10,300             443,106
* ICU Med., Inc.                                     17,500             562,975
* IDX Systems Corp.                                  25,000             753,500
* Integra Lifesciences Holdings                      25,300             738,760
* Serologicals Corp.                                 35,000             743,750
* Sybron Dental Specialties, Inc.                    17,500             658,350
                                                                    -----------
                                                                      7,714,626
                                                                    -----------
  INDUSTRIALS 18.8%
  ABM Industries, Inc.                               28,500             555,750
  Brookfield Homes Corp.                              9,400             428,640
  Clarcor, Inc.                                      28,500             833,625
  Curtiss-Wright Corp.                                9,500             512,525
* Esco Technologies, Inc.                             8,300             836,640
  G&K Services, Inc. - Class A                       16,700             630,091
  Heartland Express, Inc.                            30,200             586,786
  HEICO Corp.                                        20,500             369,410
  IDEX Corp.                                         15,000             579,150
* Moog, Inc. - Class A                               27,800             875,422
  MSC Industrial Direct Co. - Class A                21,500             725,625
  Teleflex, Inc.                                     12,500             742,125
  Toro Co.                                           24,200             934,362
* Waste Connections, Inc.                            25,000             932,250
* West Corp.                                         20,500             787,200
                                                                    -----------
                                                                     10,329,601
                                                                    -----------
  INFORMATION TECHNOLOGY 15.6%
* Activision, Inc.                                   51,200             845,824
* Aeroflex, Inc.                                     45,700             383,880
* Ansys, Inc.                                        12,700             450,977
* Digital Insight Corp.                              26,000             621,920
* Digitas, Inc.                                      72,500             827,225
* FormFactor, Inc.                                   18,500             488,770
* Hyperion Solutions Corp.                           17,300             696,152
* Integrated Circuit Systems, Inc.                   12,500             258,000
* Kronos, Inc.                                       13,300             537,187
* Manhattan Associates, Inc.                         21,000             403,410
  Methode Electronics, Inc.                          32,000             379,840
* Mettler-Toledo Int'l.                               8,200             381,956
* Perot Systems Corp. - Class A                      48,500             689,670
  Plantronics, Inc.                                  24,000             872,640
* Rogers Corp.                                          600              24,330
* Semtech Corp.                                      20,500             341,325
* Serena Software, Inc.                              19,700             380,210
                                                                    -----------
                                                                      8,583,316
                                                                    -----------
  MATERIALS 4.8%
  Aptargroup, Inc.                                   15,200             772,160
  MacDermid, Inc.                                    21,900             682,404
  Sensient Technologies Corp.                        32,000             659,520
* The Scotts Miracle-Gro Co.                          7,200             512,712
                                                                    -----------
                                                                      2,626,796
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $42,555,517)                                               51,828,850
                                                                    -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

               Sentinel Variable Products Trust Small Company Fund at June 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   (M=$1,000)         (NOTE 2)
  -----------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 5.1%
  American Express Credit Corp.
    3.04%, 07/05/05                                  1,000M         $   999,662
  Chevron Oil Finance
    3.23%, 07/08/05                                  1,800M           1,798,870
                                                                    -----------
  TOTAL CORPORATE SHORT-TERM NOTES
    (Cost $2,798,532)                                                 2,798,532
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $45,354,049)**                                             54,627,382

  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.6%                          329,235
                                                                    -----------
  NET ASSETS                                                        $54,956,617
                                                                    ===========

*     Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2005 net unrealized appreciation for federal income tax purposes aggregated $9,273,333 of which $9,895,971 related to appreciated securities and $622,638 related to depreciated securities.

                 Sentinel Variable Products Trust Balanced Fund

PORTFOLIO WEIGHTINGS
AS A PERCENTAGE OF NET ASSETS AS OF 06/30/05

  [The following table was represented as a pie chart in the printed material.]

               Cash and Other                               3.1%
               Common Stocks                               60.8%
               Corporate Bonds                              4.7%
               U.S. Government Agency Obligations          31.4%


TOP EQUITY HOLDINGS AS OF 06/30/05

                                                                      PERCENT OF
DESCRIPTION                                                           NET ASSETS
--------------------------------------------------------------------------------
Citigroup, Inc.                                                           1.8%
General Electric Co.                                                      1.5%
Schlumberger Ltd.                                                         1.4%
Microsoft Corp.                                                           1.3%
Johnson & Johnson                                                         1.3%
Exxon Mobil Corp.                                                         1.2%
United Technologies Corp.                                                 1.2%
Pfizer, Inc.                                                              1.1%
Medtronic, Inc.                                                           1.1%
Tyco Int'l. Ltd.                                                          1.1%
  TOTAL OF NET ASSETS*                                                   13.0%
--------------------------------------------------------------------------------

TOP FIXED INCOME HOLDINGS AS OF 06/30/05

                                                      MATURITY        PERCENT OF
DESCRIPTION                           COUPON            DATE          NET ASSETS
--------------------------------------------------------------------------------
FNR 2002-73 QE                          5.5%          04/25/31            7.3%
FHR 2809 GJ                               6%          06/15/34            5.1%
FHR 2489 PE                               6%          08/15/32            5.0%
FNMA 788149                             5.5%          05/01/33            4.1%
FHR 2226 PG                               6%          04/15/30            2.5%
FNR 2004-61 EQ                          5.5%          01/25/33            2.5%
FHR 2975 OG                             5.5%          04/15/33            2.5%
FHR 2787 OE                             5.5%          05/15/30            2.4%
Berkshire Hathaway Financial Corp.     4.85%          01/15/15            2.4%
Ford Motor Credit Co.                  4.95%          01/15/08            2.3%
  TOTAL OF NET ASSETS*                                                   36.1%
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE DURATION (FOR ALL BONDS) 3.1 YEARS**

*     HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
** THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.


INVESTMENT IN SECURITIES
at June 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   (M=$1,000)         (NOTE 2)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 31.4%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 17.5%
  Collateralized Mortgage Obligations:
  FHR 2787 OE
    5.5%, 05/15/30                                     500M         $   510,945
  FHR 2226 PG
    6%, 04/15/30                                       500M             523,970
  FHR 2489 PE
    6%, 08/15/32                                     1,000M           1,047,070
  FHR 2975 OG
    5.5%, 04/15/33                                     500M             512,400
  FHR 2809 GJ
    6%, 06/15/34                                     1,000M           1,066,853
                                                                    -----------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        3,661,238
                                                                    -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 13.9%
  Collateralized Mortgage Obligations:
  FNR 2002-73 QE
    5.5%, 04/25/31                                   1,500M           1,539,015
  FNR 2004-61 EQ
    5.5%, 01/25/33                                     500M             514,245
                                                                    -----------
                                                                      2,053,260
                                                                    -----------
  30-year:
  FNMA 788149
    5.5%, 05/01/33                                     842M             856,891
                                                                    -----------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                         2,910,151
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $6,484,473)                                                 6,571,389
                                                                    -----------
  BONDS 4.7%
  AUTOMOTIVE 2.3%
  Ford Motor Credit Co.
    4.95%, 01/15/08                                    500M             477,500
                                                                    -----------
  FINANCIAL INSTITUTIONS 2.4%
  Berkshire Hathaway Financial Corp.
    4.85%, 01/15/15                                    500M             505,625
                                                                    -----------
  TOTAL BONDS
    (Cost $982,541)                                                     983,125
                                                                    -----------

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  COMMON STOCKS 60.8%
  CONSUMER DISCRETIONARY 6.1%
  Carnival Corp.                                      2,100         $   114,555
* Comcast Corp. - Class A                             7,200             215,640
  Gap, Inc.                                           4,000              79,000
  Grupo Televisa, S.A.                                1,100              68,299
  Hilton Hotels Corp.                                 3,500              83,475
  McDonald's Corp.                                    1,100              30,525
  McGraw-Hill Cos., Inc.                              2,200              97,350
  Petsmart, Inc.                                      2,300              69,805
  Staples, Inc.                                       6,000             127,920
* Time Warner, Inc.                                  13,000             217,230
  TJX Cos., Inc.                                      3,400              82,790
  Yum Brands, Inc.                                    1,900              98,952
                                                                    -----------
                                                                      1,285,541
                                                                    -----------
  CONSUMER STAPLES 6.0%
  Altria Group, Inc.                                  3,000             193,980
  Avon Products, Inc.                                 1,600              60,560
  Coca-Cola Co.                                       1,300              54,275
  Colgate Palmolive Co.                                 800              39,928
  Costco Wholesale Corp.                                700              31,374
  Diageo plc (ADR)                                    2,200             130,460
  Gillette Co.                                        2,500             126,575
  Kimberly-Clark Corp.                                2,500             156,475
  PepsiCo, Inc.                                       3,000             161,790
  Procter & Gamble Co.                                2,500             131,875
  Wrigley (Wm.) Jr. Co.                               2,400             165,216
                                                                    -----------
                                                                      1,252,508
                                                                    -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                 Sentinel Variable Products Trust Balanced Fund at June 30, 2005 (UNAUDITED)

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  ENERGY 7.0%
  Chevron Corp.                                       3,900         $   218,088
  EOG Resources, Inc.                                 2,600             147,680
  Exxon Mobil Corp.                                   4,500             258,615
  GlobalSantaFe Corp.                                 2,000              81,600
  Murphy Oil Corp.                                    1,000              52,230
  Noble Energy, Inc.                                  1,100              83,215
  Pioneer Natural Resources Co.                       2,000              84,160
* Pride Int'l., Inc.                                  5,100             131,070
  Schlumberger Ltd.                                   4,000             303,760
* Weatherford Int'l., Ltd.                            1,800             104,364
                                                                    -----------
                                                                      1,464,782
                                                                    -----------
  FINANCIALS 10.3%
  American Express Co.                                2,700             143,721
  American Int'l. Group                               2,700             156,870
  Bank of America Corp.                               4,700             214,367
  Bank of New York, Inc.                              3,800             109,364
  Citigroup, Inc.                                     8,000             369,840
  Goldman Sachs Group, Inc.                           1,000             102,020
  J.P. Morgan Chase & Co.                             3,500             123,620
  Marsh & McLennan Cos., Inc.                         3,000              83,100
  MBNA Corp.                                          4,100             107,256
  Mellon Financial Corp.                              3,500             100,415
  Merrill Lynch & Co., Inc.                           1,700              93,517
  Morgan Stanley                                      1,700              89,199
  PNC Financial Services Group, Inc.                    800              43,568
  St. Paul Travelers Cos., Inc.                       4,683             185,119
  U.S. Bancorp                                        3,400              99,280
  Wells Fargo & Co.                                   2,100             129,318
                                                                    -----------
                                                                      2,150,574
                                                                    -----------
  HEALTH CARE 10.2%
* Amgen, Inc.                                         1,800             108,828
  Baxter Int'l., Inc.                                 3,500             129,850
  Bristol-Myers Squibb Co.                            4,000              99,920
* Cerner Corp.                                        1,500             101,955
  Cigna Corp.                                           500              53,515
  GlaxoSmithKline plc (ADR)                           2,200             106,722
  Guidant Corp.                                       1,100              74,030
  HCA, Inc.                                           2,800             158,676
  Johnson & Johnson                                   4,100             266,500
* Laboratory Corp. of America Holdings                2,100             104,790
  Lilly, Eli & Co.                                    1,600              89,136
* Medco Health Solutions, Inc.                        1,900             101,384
  Medtronic, Inc.                                     4,300             222,697
  Novartis (ADR)                                      2,600             123,344
  Pfizer, Inc.                                        8,400             231,672
  Teva Pharmaceutical Industries Ltd. (ADR)           5,100             158,814
                                                                    -----------
                                                                      2,131,833
                                                                    -----------
  INDUSTRIALS 8.8%
  Boeing Co.                                          2,400             158,400
  Canadian Nat'l. Railway Co.                         1,100              63,415
  General Dynamics Corp.                                900              98,586
  General Electric Co.                                9,300             322,245
  Honeywell Int'l., Inc.                              5,200             190,476
  Northrop Grumman Corp.                              2,700             149,175
  Rockwell Automation, Inc.                           2,500             121,775
  Tyco Int'l. Ltd                                     7,600             221,920
  Union Pacific Corp.                                 2,000             129,600
  United Technologies Corp.                           5,000             256,750
  Waste Management, Inc.                              5,000             141,700
                                                                    -----------
                                                                      1,854,042
                                                                    -----------
  INFORMATION TECHNOLOGY 8.0%
* Accenture Ltd.                                      2,900              65,743
  Analog Devices, Inc.                                1,600              59,696
  Applied Materials, Inc.                             5,300              85,754
* Broadcom Corp. - Class A                            1,400              49,714
  Computer Associates Int'l., Inc.                    2,600              71,448
* EMC Corp.                                           8,700             119,277
  First Data Corp.                                    1,600              64,224
* Freescale Semiconductor, Inc. - Class B             4,352              92,175
  Int'l. Business Machines                            2,500             185,500
  Microsoft Corp.                                    11,000             273,240
  Motorola, Inc.                                      7,000             127,820
  Nokia Corp. (ADR)                                   6,000              99,840
* Oracle Corp.                                       10,000             132,000
  Qualcomm, Inc.                                      1,100              36,311
  Seagate Technology (R)                              3,800              66,690
  Texas Instruments                                   5,100             143,157
                                                                    -----------
                                                                      1,672,589
                                                                    -----------
  MATERIALS 3.0%
  DuPont, E.I. de Nemours & Co.                       5,000             215,050
  Freeport-McMoran Copper & Gold - Class B            4,800             179,712
  Int'l. Paper Co.                                    3,500             105,735
  Newmont Mining Corp.                                  700              27,321
  Praxair, Inc.                                       2,200             102,520
                                                                    -----------
                                                                        630,338
                                                                    -----------
  TELECOMMUNICATION SERVICES 0.9%
  Sprint Group                                        2,800              70,252
  Vodafone Group plc (ADR)                            4,800             116,736
                                                                    -----------
                                                                        186,988
                                                                    -----------
  UTILITIES 0.5%
  Entergy Corp.                                       1,500             113,325
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $11,036,724)                                               12,742,520
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $18,503,738)**                                             20,297,034

  EXCESS OF OTHER ASSETS OVER LIABILITIES 3.1%                          665,454
                                                                    -----------
  NET ASSETS                                                        $20,962,488
                                                                    ===========

*     Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2005 net unrealized appreciation for federal income tax purposes aggregated $1,793,296 of which $2,056,198 related to appreciated securities and $262,902 related to depreciated securities.
      (ADR) - American Depository Receipt
      (R) - Return of capital paid during the fiscal period.

                   Sentinel Variable Products Trust Bond Fund

DISTRIBUTION BY CREDIT QUALITY***
AS A PERCENTAGE OF NET ASSETS AS OF 06/30/05

  [The following table was represented as a pie chart in the printed material.]

          Aaa/AAA                                                 6.5%
          Aa/AA                                                   1.1%
          A/A                                                     1.1%
          Baa/BBB                                                 9.0%
          Ba/BB                                                   2.1%
          U.S. Treasury and Government Agency Obligations        80.2%

TOP HOLDINGS AS OF 06/30/05

                                                      MATURITY        PERCENT OF
DESCRIPTION                           COUPON            DATE          NET ASSETS
--------------------------------------------------------------------------------

FHR 2787 OE                             5.5%         05/15/1930           6.9%
FHR 2489 PE                               6%         08/15/1932           6.6%
FNR 02-73 QE                            5.5%         04/25/1931           6.4%
FHR 2698 LG                             5.5%         06/15/1932           6.4%
FHR 2809 GJ                               6%         06/15/1934           6.0%
US Treasury Note                       4.25%         11/15/2014           6.0%

FNMA 788149                             5.5%         05/01/1933           5.4%
FHR 2975 OG                             5.5%         04/15/1933           5.3%
FHLMC A38711                            5.5%         02/01/1935           4.7%
FHR 2825 QN                             5.5%         09/15/1932           4.3%
TOTAL OF NET ASSETS*                                                     58.0%
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE DURATION (FOR ALL BONDS) 3.5 YEARS**

*     HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.
** THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.
*** CREDIT QUALITY IS AN INDICATOR OF CREDIT RISK AS DETERMINED BY MOODY'S INVESTORS SERVICE AND STANDARD & POORS. THESE CREDIT-RATING AGENCIES MAKE THEIR JUDGMENT AFTER APPRAISING AN ISSUER'S ABILITY TO MEET ITS OBLIGATIONS. QUALITY IS GRADED ON A SCALE, WITH AAA/AAA INDICATING THE MOST CREDIT WORTHY BOND ISSUERS. U.S. TREASURY SECURITIES ARE CONSIDERED TO HAVE THE HIGHEST CREDIT QUALITY.


INVESTMENT IN SECURITIES
at June 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   (M=$1,000)         (NOTE 2)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS 80.2%
  U.S. TREASURY OBLIGATIONS 12.2%
  2-Year:
  U.S. Treasury Note
    2.875%, 11/30/06                                 1,000M         $   990,000
                                                                    -----------
  5-Year:
  U.S. Treasury Note
    3.625%, 01/15/10                                   500M             497,500
                                                                    -----------
  10-Year:
  U.S. Treasury Note
    4.25%, 11/15/14                                  1,400M           1,433,250
                                                                    -----------
  TOTAL U.S. TREASURY OBLIGATIONS                                     2,920,750
                                                                    -----------
  U.S GOVERNMENT AGENCY OBLIGATIONS 68.0%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 53.1%
  Collateralized Mortgage Obligations:
  FHR 2226 PG
    6%, 04/15/30                                       450M             471,573
  FHR 2787 OE
    5.5%, 05/15/30                                   1,606M           1,641,155
  FHR 2355 AE
    6%, 09/15/31                                       625M             645,089
  FHR 2698 LG
    5.5%, 06/15/32                                   1,500M           1,530,150
  FHR 2489 PE
    6%, 08/15/32                                     1,500M           1,570,605
  FHR 2825 QN
    5.5%, 09/15/32                                   1,000M           1,024,800
  FHR 2975 OG
    5.5%, 04/15/33                                   1,250M           1,281,000
  FHR 2809 GJ
    6%, 06/15/34                                     1,350M           1,439,746
                                                                    -----------
                                                                      9,604,118
                                                                    -----------
  Mortgage-Backed Securities:
  30-year:
  FHLMC A34667
    5.5%, 02/01/35                                     998M           1,012,803
  FHLMC A38733
    5.5%, 02/01/35                                     980M             994,778
  FHLMC A38711
    5.5%, 02/01/35                                   1,101M           1,117,706
                                                                    -----------
                                                                      3,125,287
                                                                    -----------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                       12,729,405
                                                                    -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 14.9%
  Collateralized Mortgage Obligations:
  FNR 2002-73 QE
    5.5%, 04/25/31                                   1,500M           1,539,015
                                                                    -----------
  30-Year:
  FNMA 788149
    5.5%, 05/01/33                                   1,264M           1,285,336
  FNMA 707312
    5%, 06/01/33                                       731M             731,742
                                                                    -----------
                                                                      2,017,078
                                                                    -----------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                         3,556,093
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           16,285,498
                                                                    -----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $19,024,756)                                               19,206,248
                                                                    -----------
  BONDS 15.2%
  AUTOMOTIVE 2.0%
  Ford Motor Credit Co.
    4.95%, 01/15/08                                    500M             477,500
                                                                    -----------
  CONSUMER PRODUCTS & SERVICES 1.1%
  Kraft Foods, Inc.
    5.25%, 10/01/13                                    250M             260,625
                                                                    -----------
  ENERGY 1.1%
  Duke Energy Corp.
    5.625%, 11/30/12                                   250M             265,625
                                                                    -----------
  FINANCIAL INSTITUTIONS 3.2%
  Berkshire Hathaway Financial Corp.
    4.85%, 01/15/15                                    500M             505,625
  Fleet National Bank Providence RI Mtn.
    5.75%, 01/15/09                                    250M             262,813
                                                                    -----------
                                                                        768,438
                                                                    -----------
  INSURANCE 1.1%
  Allstate Corp.
    5%, 08/15/14                                       250M             257,500
                                                                    -----------
  MEDIA 2.4%
  Time Warner Cos., Inc.
    6.875%, 06/15/18                                   500M             578,750
                                                                    -----------
  REAL ESTATE 3.2%
  Duke Realty LP
    5.4%, 08/15/14                                     250M             260,000
  ERP Operating LP
    5.25%, 09/15/14                                    500M             511,250
                                                                    -----------
                                                                        771,250
                                                                    -----------
  TELECOMMUNICATIONS 1.1%
  Comcast Corp.
    5.5%, 03/15/11                                     250M             261,250
                                                                    -----------
  TOTAL BONDS
    (Cost $3,570,015)                                                 3,640,938
                                                                    -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                   Sentinel Variable Products Trust Bond Fund at June 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   (M=$1,000)         (NOTE 2)
  -----------------------------------------------------------------------------
  CORPORATE SHORT TERM NOTES 4.2%
  Prudential Funding
    3.1%, 07/01/05
    (Cost $1,000,000)                                1,000M         $ 1,000,000
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $23,594,771)*                                              23,847,186
  EXCESS OF OTHER ASSETS OVER LIABILITIES 0.4%                          104,504
                                                                    -----------
  NET ASSETS                                                        $23,951,690
                                                                    ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT JUNE 30, 2005 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $252,415 OF WHICH $271,276 RELATED TO APPRECIATED SECURITIES AND $18,861 RELATED TO DEPRECIATED SECURITIES.

                  Sentinel Variable Products Money Market Fund

PORTFOLIO WEIGHTINGS
AS A PERCENTAGE OF NET ASSETS AS OF 06/30/05

  [The following table was represented as a pie chart in the printed material.]

               Corporate Short-Term Notes                 74.6%
               U.S. Government Agency Obligations         24.8%
               U.S. Treasury Institutional Funds           1.3%
               Cash and Other                             -0.7%


TOP HOLDINGS AS OF 06/30/05

                                                         MATURITY     PERCENT OF
DESCRIPTION                                  COUPON        DATE       NET ASSETS
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Discount Note      3.13%      07/19/05         9.4%
Federal Home Loan Bank Discount Note             3%      07/08/05         6.1%
Caterpillar Financial                          3.2%      07/08/05         5.1%
Toyota Credit                                 3.23%      07/15/05         5.1%
Federal National Mortgage Association
  Discount Note                              2.973%      07/01/05         4.9%

Barclays US Funding                           3.06%      07/07/05         4.9%
Morgan Stanley Dean Witter                    3.15%      07/14/05         4.9%
BMW U.S. Capital                              3.12%      07/12/05         4.9%
Prudential Funding Corp.                      3.24%      07/18/05         4.9%
New York Times                                3.16%      07/12/05         4.7%
TOTAL OF NET ASSETS*                                                     54.9%
--------------------------------------------------------------------------------

*     HOLDINGS VARY. MORE COMPLETE HOLDINGS FOLLOW.


INVESTMENT IN SECURITIES
at June 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   (M=$1,000)         (NOTE 2)
  -----------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 74.6%
  American Express Credit Corp.
    3.09%, 07/13/05                                  1,210M        $  1,208,754
  Barclays US Funding
    3.06%, 07/07/05                                  1,300M           1,299,337
  Bellsouth Telephone
    3.02%, 07/06/05                                  1,200M           1,199,497
  BMW U.S. Capital
    3.12%, 07/12/05                                  1,295M           1,293,765
  Caterpillar Financial
    3.2%, 07/08/05                                   1,350M           1,349,160
  Chevron Oil Finance Co.
    3.23%, 07/20/05                                    985M             983,321
  CitiGroup Global
    3.18%, 07/21/05                                  1,200M           1,197,880
  Coca Cola
    3.01%, 07/05/05                                    947M             946,683
  Harley-Davidson Funding
    3.04%, 07/06/05                                  1,100M           1,099,536
  LBC (LaSalle Bank Corp.)
    3.08%, 07/11/05                                  1,006M           1,005,139
  Morgan Stanley Dean Witter
    3.15%, 07/14/05                                  1,300M           1,298,521
  Nestle Capital Corp.
    3.08%, 07/14/05                                    817M             816,091
  New York Times
    3.16%, 07/12/05                                  1,250M           1,248,793
  Procter & Gamble
    3.18%, 07/25/05                                  1,100M           1,097,668
  Prudential Funding Corp.
    3.24%, 07/18/05                                  1,285M           1,283,034
  Toyota Credit
    3.23%, 07/15/05                                  1,350M           1,348,304
  UBS Finance
    3.14%, 07/11/05                                  1,020M           1,019,110
                                                                    -----------
  TOTAL CORPORATE SHORT-TERM NOTES
    (Amortized Cost $19,694,593)                                     19,694,593
                                                                    -----------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 24.8%
  Federal Home Loan Bank Discount Notes
    3.05%, 07/05/05                                    100M              99,966
    2.95%, 07/07/05                                  1,050M           1,049,484
    3.00%, 07/08/05                                  1,610M           1,609,061
                                                                    -----------
                                                                      2,758,511
                                                                    -----------
  Federal Home Loan Mortgage Corp. Discount Note
    3.13%, 07/19/05                                  2,480M           2,476,119
                                                                    -----------
  Federal National Mortgage Association Discount Note
    2.973%, 07/01/05                                 1,300M           1,300,000
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Amortized Cost $6,534,630)                                       6,534,630
                                                                    -----------

                                                     SHARES             VALUE
                                                                      (NOTE 2)
  -----------------------------------------------------------------------------
  U.S. TREASURY INSTITUTIONAL FUNDS 1.3%
  Blackrock Provident Institutional Funds
    Treasury Fund #30                               354,000
    (Amortized Cost $354,000)                                       $   354,000
                                                                    -----------
  Total Investments
    (Amortized Cost $26,583,223)*                                    26,583,223

  EXCESS OF LIABILITIES OVER OTHER ASSETS (0.7%)                       (190,148)
                                                                    -----------
  NET ASSETS                                                        $26,393,075
                                                                    ===========

*     ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

                        Sentinel Variable Products Trust

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                          SVPT             SVPT             SVPT             SVPT
                                                         COMMON           GROWTH           MID CAP           SMALL
                                                          STOCK            INDEX           GROWTH           COMPANY
                                                          FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                  $ 61,699,684     $  3,806,004     $ 25,438,949     $ 54,627,382
Cash and cash equivalents                                  325,394               --          324,962          528,154
Receivable for securities sold                                  --          110,382               --          581,158
Receivable for fund shares sold                             65,272              410            8,685           58,671
Receivable for dividends and interest                       69,317            5,499           11,511           18,832
Receivable from fund administrator                              --            3,025               --               --
                                                      ------------     ------------     ------------     ------------
  Total Assets                                          62,159,667        3,925,320       25,784,107       55,814,197
                                                      ------------     ------------     ------------     ------------
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable to custodian bank                                       --           99,762               --               --
Payable for securities purchased                                --               --               --          775,161
Payable for fund shares repurchased                         40,623              255           39,696           34,249
Income dividend payable                                         --               --               --               --
Accrued expenses                                            22,163           13,912           10,612           25,145
Management fee payable                                      20,268              986           10,182           18,323
Fund service fee payable                                     5,350              566            2,373            4,702
                                                      ------------     ------------     ------------     ------------
  Total Liabilities                                         88,404          115,481           62,863          857,580
                                                      ------------     ------------     ------------     ------------
Net Assets Applicable to Outstanding Shares           $ 62,071,263     $  3,809,839     $ 25,721,244     $ 54,956,617
                                                      ============     ============     ============     ============
Shares Outstanding                                       5,642,474          492,995        2,842,132        3,810,509
Net Asset Value and Maximum
  Offering Price Per Share                            $      11.00     $       7.73     $       9.05     $      14.42
---------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENT
Shares of beneficial interest at par value            $      5,642     $        493     $      2,842     $      3,811
Paid-in capital                                         55,695,809        4,911,722       27,720,045       43,858,496
Accumulated undistributed net investment income
  income (loss)                                            357,222           18,548          (33,457)          58,343
Accumulated undistributed net realized gain (loss)
  on investments                                        (2,090,722)      (1,853,133)      (3,585,289)       1,762,634
Unrealized appreciation of investments                   8,103,312          732,209        1,617,103        9,273,333
                                                      ------------     ------------     ------------     ------------
NET ASSETS                                            $ 62,071,263     $  3,809,839     $ 25,721,244     $ 54,956,617
                                                      ============     ============     ============     ============
Investments at Cost                                   $ 53,596,372     $  3,073,795     $ 23,821,846     $ 45,354,049
                                                      ============     ============     ============     ============

SEE NOTES TO FINANCIAL STATEMENTS.

                        Sentinel Variable Products Trust

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------
                                                                                          SVPT
                                                          SVPT            SVPT            MONEY
                                                        BALANCED          BOND           MARKET
                                                          FUND            FUND            FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                  $ 20,297,034    $ 23,847,186    $ 26,583,223
Cash and cash equivalents                                  508,894         196,823           2,399
Receivable for securities sold                           1,688,045       2,786,907              --
Receivable for fund shares sold                              4,492          58,837         111,700
Receivable for dividends and interest                       68,891         148,353           1,350
Receivable from fund administrator                             784              --           3,123
                                                      ------------    ------------    ------------
  Total Assets                                          22,568,140      27,038,106      26,701,795
                                                      ------------    ------------    ------------
--------------------------------------------------------------------------------------------------
LIABILITIES
Payable to custodian bank                                       --              --              --
Payable for securities purchased                         1,556,050       3,048,179              --
Payable for fund shares repurchased                         29,937          19,051         220,864
Income dividend payable                                         --              --          69,333
Accrued expenses                                             8,144           9,259          10,528
Management fee payable                                       9,547           7,751           5,541
Fund service fee payable                                     1,974           2,176           2,454
                                                      ------------    ------------    ------------
  Total Liabilities                                      1,605,652       3,086,416         308,720
                                                      ------------    ------------    ------------
Net Assets Applicable to Outstanding Shares           $ 20,962,488    $ 23,951,690    $ 26,393,075
                                                      ============    ============    ============
Shares Outstanding                                       1,810,663       2,307,685      26,393,075
Net Asset Value and Maximum
  Offering Price Per Share                            $      11.58    $      10.38    $       1.00
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENT
Shares of beneficial interest at par value            $      1,811    $      2,308    $     26,393
Paid-in capital                                         18,573,704      23,065,288      26,366,682
Accumulated undistributed net investment
  income (loss)                                            238,666         519,982             113
Accumulated undistributed net realized gain (loss)
  on investments                                           355,011         111,697            (113)
Unrealized appreciation of investments                   1,793,296         252,415              --
                                                      ------------    ------------    ------------
Net Assets                                            $ 20,962,488    $ 23,951,690    $ 26,393,075
                                                      ============    ============    ============
Investments at Cost                                   $ 18,503,738    $ 23,594,771    $ 26,583,223
                                                      ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

                        Sentinel Variable Products Trust

STATEMENTS OF OPERATIONS
for the Six Months Ended June 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                          SVPT           SVPT            SVPT             SVPT
                                                         COMMON         GROWTH          MID CAP           SMALL
                                                          STOCK          INDEX          GROWTH           COMPANY
                                                          FUND           FUND            FUND             FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
Dividends                                              $  516,109     $   30,160     $     66,239     $    166,349
Interest                                                   33,666             55               --           27,913
                                                       ----------     ----------     ------------     ------------
  Total Income                                         $  549,775     $   30,215     $     66,239     $    194,262
                                                       ----------     ----------     ------------     ------------
EXPENSES:
Management advisory fee                                   120,018          5,989           61,638          107,798
Transfer agent fees                                         4,229          4,779            4,428            4,929
Custodian fees                                              5,882         16,582            6,169            7,462
Accounting and administration services                     30,087          1,996           12,930           26,017
Auditing fees                                              13,500          3,000            6,000           12,500
Legal fees                                                 15,000          1,500            5,400           12,500
Trustees and Chief Compliance
  Officer Fees and expenses                                 2,750            200              900            3,000
Other                                                      10,459          6,536            3,600            9,941
                                                       ----------     ----------     ------------     ------------
  Total Expenses                                          201,925         40,582          101,065          184,147
  Expense Reimbursement                                        --        (28,516)              --               --
  Expense Offset                                           (5,882)           (82)          (1,369)          (6,962)
                                                       ----------     ----------     ------------     ------------
  Net Expenses                                            196,043         11,984           99,696          177,185
                                                       ----------     ----------     ------------     ------------
NET INVESTMENT INCOME (LOSS)                              353,732         18,231          (33,457)          17,077
                                                       ----------     ----------     ------------     ------------
------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on sales of investments                 733,043         44,001        4,445,458        1,528,279
Net change in unrealized appreciation (depreciation)     (977,562)      (143,019)      (5,147,924)        (887,776)
                                                       ----------     ----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                         (244,519)       (99,018)        (702,466)         640,503
                                                       ----------     ----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                      $  109,213     $  (80,787)    $   (735,923)    $    657,580
                                                       ==========     ==========     ============     ============

SEE NOTES TO FINANCIAL STATEMENTS.

                        Sentinel Variable Products Trust

STATEMENTS OF OPERATIONS
for the Six Months Ended June 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------
                                                                                         SVPT
                                                           SVPT           SVPT           MONEY
                                                         BALANCED         BOND          MARKET
                                                           FUND           FUND           FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
Dividends                                               $  114,686     $       --     $   10,988
Interest                                                   197,364        560,402        364,801
                                                        ----------     ----------     ----------
  Total Income                                          $  312,050     $  560,402     $  375,789
                                                        ----------     ----------     ----------
EXPENSES:
Management advisory fee                                     57,049         46,449         34,771
Transfer agent fees                                          4,828          4,829          4,929
Custodian fees                                               4,513          2,500          4,760
Accounting and administration services                      10,375         11,611         13,908
Auditing fees                                                4,500          5,000          5,750
Legal fees                                                   3,750          3,700          6,500
Trustees and Chief Compliance
  Officer Fees and expenses                                  1,250          1,500          1,700
Other                                                        4,248          4,700          4,742
                                                        ----------     ----------     ----------
  Total Expenses                                            90,513         80,289         77,060
  Expense Reimbursement                                     (4,058)            --        (20,854)
  Expense Offset                                            (4,513)        (2,500)          (560)
                                                        ----------     ----------     ----------
  Net Expenses                                              81,942         77,789         55,646
                                                        ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)                               230,108        482,613        320,143
                                                        ----------     ----------     ----------
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on sales of investments                  242,135        123,195             --
Net change in unrealized appreciation (depreciation)      (245,729)        22,019             --
                                                        ----------     ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                            (3,594)       145,214             --
                                                        ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                       $  226,514     $  627,827     $  320,143
                                                        ==========     ==========     ==========

SEE NOTES TO FINANCIAL STATEMENTS.

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                        SVPT                          SVPT                          SVPT
                                                    COMMON STOCK                  GROWTH INDEX                 MID CAP GROWTH
                                                        FUND                          FUND                          FUND
                                              Six Months                    Six Months                    Six Months
                                                Ended                         Ended                         Ended
                                               06/30/05     Year Ended       06/30/05     Year Ended       06/30/05     Year Ended
                                             (Unaudited)     12/31/04      (Unaudited)     12/31/04      (Unaudited)     12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)                $    353,732   $    573,407   $     18,231   $     54,900   $    (33,457)  $   (119,947)
Net realized gain (loss) on sales
  of investments                                 733,043      1,566,094         44,001        (76,093)     4,445,458      2,021,791
Net change in unrealized appreciation
  (depreciation)                                (977,562)     2,958,172       (143,019)       212,638     (5,147,924)     1,142,454
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  from operations                                109,213      5,097,673        (80,787)       191,445       (735,923)     3,044,298
                                            ------------   ------------   ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                            --       (569,917)            --        (54,847)            --             --
From net realized gain on investments                 --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Total distributions to shareholders                   --       (569,917)            --        (54,847)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
-----------------------------------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares              8,359,147     18,775,778        389,544      1,224,781      1,837,330      7,552,315
Net asset value of shares in reinvestment
  of dividends and distributions                      --        569,917             --         54,847             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
                                               8,359,147     19,345,695        389,544      1,279,628      1,837,330      7,552,315
Less: Payments for shares reacquired          (6,120,576)   (11,560,971)      (642,173)    (1,089,629)    (3,450,364)    (7,572,233)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
  capital share transactions                   2,238,571      7,784,724       (252,629)       189,999     (1,613,034)       (19,918)
                                            ------------   ------------   ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS FOR PERIOD                        2,347,784     12,312,480       (333,416)       326,597     (2,348,957)     3,024,380
Net Assets: Beginning of period               59,723,479     47,410,999      4,143,255      3,816,658     28,070,201     25,045,821
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net Assets: End of period                   $ 62,071,263   $ 59,723,479   $  3,809,839   $  4,143,255   $ 25,721,244   $ 28,070,201
                                            ============   ============   ============   ============   ============   ============
Undistributed Net Investment
  Income (Loss) at End of Period            $    357,222   $      3,490   $     18,548   $        317   $    (33,457)  $         --
                                            ============   ============   ============   ============   ============   ============

SEE NOTES TO FINANCIAL STATEMENTS.

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------
            SVPT                            SVPT                            SVPT                            SVPT
       SMALL COMPANY                      BALANCED                          BOND                        MONEY MARKET
            FUND                            FUND                            FUND                            FUND
  Six Months                      Six Months                      Six Months                      Six Months
    Ended                           Ended                           Ended                           Ended
   06/30/05      Year Ended        06/30/05      Year Ended        06/30/05      Year Ended        06/30/05      Year Ended
 (Unaudited)      12/31/04       (Unaudited)      12/31/04       (Unaudited)      12/31/04       (Unaudited)      12/31/04
----------------------------------------------------------------------------------------------------------------------------
$     17,077    $     44,575    $    230,108    $    349,774    $    482,613    $    982,776    $    320,143    $    250,609
   1,528,279       4,402,227         242,135         595,677         123,195         379,993              --              --
    (887,776)      2,540,501        (245,729)        480,907          22,019        (336,112)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     657,580       6,987,303         226,514       1,426,358         627,827       1,026,657         320,143         250,609
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------------------------------------
          --         (44,527)             --        (426,658)             --      (1,024,931)       (320,143)       (250,609)
          --      (4,559,144)             --        (692,429)             --        (324,784)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
          --      (4,603,671)             --      (1,119,087)             --      (1,349,715)       (320,143)       (250,609)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------------------------------------
   6,818,564      18,134,653       1,913,378       5,847,913       2,829,274       6,877,632      10,321,227      24,186,543
          --       4,603,671              --       1,119,087              --       1,349,715         320,143         250,609
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   6,818,564      22,738,324       1,913,378       6,967,000       2,829,274       8,227,347      10,641,370      24,437,152
  (6,160,047)    (10,443,653)     (2,065,868)     (4,109,885)     (2,730,289)     (7,059,442)    (12,937,054)    (25,037,419)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     658,517      12,294,671        (152,490)      2,857,115          98,985       1,167,905      (2,295,684)       (600,267)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   1,316,097      14,678,303          74,024       3,164,386         726,812         844,847      (2,295,684)       (600,267)
  53,640,520      38,962,217      20,888,464      17,724,078      23,224,878      22,380,031      28,688,759      29,289,026
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 54,956,617    $ 53,640,520    $ 20,962,488    $ 20,888,464    $ 23,951,690    $ 23,224,878    $ 26,393,075    $ 28,688,759
============    ============    ============    ============    ============    ============    ============    ============
$     58,343    $     41,266    $    238,666    $        755    $    519,982    $      7,296    $        113    $        113
============    ============    ============    ============    ============    ============    ============    ============

SEE NOTES TO FINANCIAL STATEMENTS.

                              Financial Highlights

SELECTED PER SHARE DATA AND RATIOS.
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH FISCAL PERIOD.

                                         INCOME FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                                      ---------------------------------------  ------------------------------------------
                                                    NET GAINS OR
                                                     LOSSES ON
           FISCAL          NET ASSET      NET        SECURITIES                DIVIDENDS                                   NET ASSET
            YEAR             VALUE,   INVESTMENT   (BOTH REALIZED  TOTAL FROM  (FROM NET    DISTRIBUTIONS                    VALUE,
           (PERIOD         BEGINNING    INCOME          AND        INVESTMENT  INVESTMENT   (FROM REALIZED      TOTAL        END OF
FUND       ENDED)          OF PERIOD    (LOSS)      UNREALIZED)    OPERATIONS   INCOME)         GAINS)      DISTRIBUTIONS    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
COMMON     11/30/00-
STOCK      12/31/00(A)       $10.00      $0.01        $ 0.49         $ 0.50      $0.01          $  --           $0.01        $10.49
           12/31/01           10.49       0.11         (0.95)         (0.84)      0.11           0.04            0.15          9.50
           12/31/02            9.50       0.10         (1.75)         (1.65)      0.10             --            0.10          7.75
           12/31/03            7.75       0.08          2.36           2.44       0.08             --            0.08         10.11
           12/31/04           10.11       0.11          0.87           0.98       0.11             --            0.11         10.98
           Six Months
           Ended 06/30/05
           (Unaudited)        10.98       0.06         (0.04)          0.02         --             --              --         11.00
------------------------------------------------------------------------------------------------------------------------------------
GROWTH     11/30/00-
INDEX      12/31/00(A)       $10.00      $0.00***     $(0.54)        $(0.54)     $0.00***       $  --           $0.00***     $ 9.46
           12/31/01            9.46       0.02         (1.29)         (1.27)      0.02             --            0.02          8.17
           12/31/02            8.17       0.04         (2.00)         (1.96)      0.04             --            0.04          6.17
           12/31/03            6.17       0.06          1.42           1.48       0.06             --            0.06          7.59
           12/31/04            7.59       0.11          0.30           0.41       0.11             --            0.11          7.89
           Six Months
           Ended 06/30/05
           (Unaudited)         7.89       0.04         (0.20)         (0.16)        --             --              --          7.73
------------------------------------------------------------------------------------------------------------------------------------
MID CAP    11/30/00-
GROWTH     12/31/00(A)       $10.00      $0.00***     $ 0.14         $ 0.14      $  --          $  --           $  --        $10.14
           12/31/01           10.14      (0.04)        (2.42)         (2.46)        --             --              --          7.68
           12/31/02            7.68      (0.01)        (1.84)         (1.85)        --             --              --          5.83
           12/31/03            5.83      (0.04)         2.48           2.44         --             --              --          8.27
           12/31/04            8.27      (0.04)         1.06           1.02         --             --              --          9.29
           Six Months
           Ended 06/30/05
           (Unaudited)         9.29      (0.01)        (0.23)         (0.24)        --             --              --          9.05
------------------------------------------------------------------------------------------------------------------------------------
SMALL      11/30/00-
COMPANY    12/31/00(A)       $10.00      $0.01        $ 0.73         $ 0.74      $0.01          $  --           $0.01        $10.73
           12/31/01           10.73       0.03          0.54           0.57       0.03           0.00***         0.03         11.27
           12/31/02           11.27       0.03         (1.60)         (1.57)      0.03           0.01            0.04          9.66
           12/31/03            9.66       0.01          3.80           3.81       0.01           0.01            0.02         13.45
           12/31/04           13.45       0.01          2.13           2.14       0.01           1.33            1.34         14.25
           Six Months
           Ended 06/30/05
           (Unaudited)        14.25       0.00***       0.17           0.17         --             --              --         14.42
------------------------------------------------------------------------------------------------------------------------------------
BALANCED   08/01/03-
           12/31/03(B)       $10.00      $0.08        $ 1.43         $ 1.51      $0.09          $0.16           $0.25        $11.26
           12/31/04           11.26       0.20          0.64           0.84       0.25           0.40            0.65         11.45
           Six Months
           Ended 06/30/05
           (Unaudited)        11.45       0.13          0.00***        0.13         --             --              --         11.58
------------------------------------------------------------------------------------------------------------------------------------

(A)   COMMENCED OPERATIONS NOVEMBER 30, 2000.
(B)   COMMENCED OPERATIONS AUGUST 1, 2003.
+     ANNUALIZED
++    NOT ANNUALIZED
* TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DISTRIBUTIONS AT THE NET ASSET VALUE DURING THE PERIOD, AND A REDEMPTION ON THE LAST DAY OF THE PERIOD. TOTAL RETURN DOES NOT INCLUDE ANY FEES, CHARGES OR EXPENSES IMPOSED BY NATIONAL LIFE INSURANCE COMPANY, THE ISSUER OF VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS FOR WHICH THE FUNDS SERVE AS UNDERLYING INVESTMENT VEHICLES.
** EXPENSE REDUCTIONS ARE COMPRISED OF THE VOLUNTARY EXPENSE REIMBURSEMENTS AS DESCRIBED IN NOTE (3).
***   REPRESENTS LESS THAN $.005 OF AVERAGE DAILY SHARES OUTSTANDING.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                     Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIO OF
                                                        RATIO OF               RATIO           NET INVESTMENT
                                                      EXPENSES TO             OF NET           INCOME (LOSS)
                NET ASSETS          RATIO OF          AVERAGE NET             INCOME             TO AVERAGE
   TOTAL         AT END OF        EXPENSES TO        ASSETS BEFORE           (LOSS) TO        NET ASSETS BEFORE       PORTFOLIO
  RETURN*         PERIOD          AVERAGE NET           EXPENSE             AVERAGE NET       VOLUNTARY EXPENSE        TURNOVER
    (%)        (000 OMITTED)       ASSETS (%)      REIMBURSEMENTS**(%)       ASSETS (%)       REIMBURSEMENTS**(%)       RATE (%)
--------------------------------------------------------------------------------------------------------------------------------
    5.00++       $ 29,797             0.51+              1.04+                  1.20+               0.68+                  8++
   (8.10)          34,245             0.51               0.74                   1.23                1.01                  46
  (17.33)          32,308             0.51               0.71                   1.24                1.04                  50
   31.43           47,411             0.68               0.75                   0.95                0.88                  77
    9.65           59,723             0.67               0.67                   1.11                1.11                  51
    0.18++         62,071             0.67+              0.67+                  1.18+               1.18+                 15++
--------------------------------------------------------------------------------------------------------------------------------
   (5.36)++      $  2,921             1.07+              1.35+                  0.51+               0.23+                 16++
  (13.44)           3,926             0.65               2.30                   0.31               (1.34)                 33
  (24.04)           4,418             0.61               2.12                   0.62               (0.89)                 28
   23.97            3,817             0.61               3.03                   0.88               (1.55)                 60
    5.35            4,143             0.60               2.15                   1.37               (0.18)                 41
   (2.03)++         3,810             0.60+              2.03+                  0.91+              (0.52)+                13++
--------------------------------------------------------------------------------------------------------------------------------
    1.40++       $ 22,788             0.73+              1.05+                 (0.43)+             (0.75)+                 1++
  (24.26)          22,221             0.78               0.84                  (0.45)              (0.50)                 88
  (24.09)          16,963             0.74               0.85                  (0.19)              (0.30)                246
   41.85           25,046             0.84               0.89                  (0.52)              (0.57)                120
   12.33           28,070             0.80               0.80                  (0.45)              (0.45)                109
   (2.58)++        25,721             0.78+              0.78+                 (0.26)+             (0.26)+               114++
--------------------------------------------------------------------------------------------------------------------------------
    7.40++       $ 10,856             0.68+              1.16+                  1.19+               0.72+                  2++
    5.35           19,044             0.65               0.94                   0.40                0.11                  59
  (13.92)          22,651             0.61               0.81                   0.31                0.11                  57
   39.44           38,962             0.76               0.81                   0.14                0.08                  55
   15.91           53,641             0.72               0.72                   0.10                0.10                  52
    1.19++         54,957             0.71+              0.71+                  0.07+               0.07+                 32++
--------------------------------------------------------------------------------------------------------------------------------
   15.07++       $ 17,724             0.84+              1.04+                  1.95+               1.75+                 85++
    7.44           20,888             0.81               0.88                   1.79                1.72                 230
    1.14++         20,962             0.83+              0.87+                  2.22+               2.18+                 90++
--------------------------------------------------------------------------------------------------------------------------------

                              Financial Highlights

SELECTED PER SHARE DATA AND RATIOS.
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH FISCAL PERIOD.

                                         INCOME FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                                      ---------------------------------------  ------------------------------------------
                                                    NET GAINS OR
                                                     LOSSES ON
           FISCAL          NET ASSET      NET        SECURITIES                DIVIDENDS                                   NET ASSET
FUND/       YEAR             VALUE,   INVESTMENT   (BOTH REALIZED  TOTAL FROM  (FROM NET    DISTRIBUTIONS                    VALUE,
SHARE/     (PERIOD         BEGINNING    INCOME          AND        INVESTMENT  INVESTMENT   (FROM REALIZED      TOTAL        END OF
CLASS      ENDED)          OF PERIOD    (LOSS)      UNREALIZED)    OPERATIONS   INCOME)         GAINS)      DISTRIBUTIONS    PERIOD
------------------------------------------------------------------------------------------------------------------------------------
BOND       08/01/03-
           12/31/03(B)       $10.00     $  0.18        $0.36         $  0.54    $  0.19         $0.10         $  0.29        $10.25
           12/31/04           10.25        0.46         0.03            0.49       0.48          0.15            0.63         10.11
           Six Months
           Ended 06/30/05
           (Unaudited)        10.11        0.21         0.06            0.27         --            --              --         10.38
------------------------------------------------------------------------------------------------------------------------------------
MONEY      11/30/00-
MARKET     12/31/00(A)       $ 1.00     $0.0050        $  --         $0.0050    $0.0050         $  --         $0.0050        $ 1.00
           12/31/01            1.00      0.0361           --          0.0361     0.0361            --          0.0361          1.00
           12/31/02            1.00      0.0132           --          0.0132     0.0132            --          0.0132          1.00
           12/31/03            1.00      0.0075           --          0.0075     0.0075            --          0.0075          1.00
           12/31/04            1.00      0.0095           --          0.0095     0.0095            --          0.0095          1.00
           Six Months
           Ended 06/30/05
           (Unaudited)         1.00      0.0114           --          0.0114     0.0114            --          0.0114          1.00
------------------------------------------------------------------------------------------------------------------------------------

(A)   COMMENCED OPERATIONS NOVEMBER 30, 2000.
(B)   COMMENCED OPERATIONS AUGUST 1, 2003.
+     ANNUALIZED
++    NOT ANNUALIZED
* TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DISTRIBUTIONS AT THE NET ASSET VALUE DURING THE PERIOD, AND A REDEMPTION ON THE LAST DAY OF THE PERIOD. TOTAL RETURN DOES NOT INCLUDE ANY FEES, CHARGES OR EXPENSES IMPOSED BY NATIONAL LIFE INSURANCE COMPANY, THE ISSUER OF VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS FOR WHICH THE FUNDS SERVE AS UNDERLYING INVESTMENT VEHICLES.
** EXPENSE REDUCTIONS ARE COMPRISED OF THE VOLUNTARY EXPENSE REIMBURSEMENTS AS DESCRIBED IN NOTE (3).
***   REPRESENTS LESS THAN $.005 OF AVERAGE DAILY SHARES OUTSTANDING.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RATIO OF
                                                        RATIO OF               RATIO           NET INVESTMENT
                                                      EXPENSES TO             OF NET           INCOME (LOSS)
                NET ASSETS          RATIO OF          AVERAGE NET             INCOME             TO AVERAGE
   TOTAL         AT END OF        EXPENSES TO        ASSETS BEFORE           (LOSS) TO        NET ASSETS BEFORE       PORTFOLIO
  RETURN*         PERIOD          AVERAGE NET           EXPENSE             AVERAGE NET       VOLUNTARY EXPENSE        TURNOVER
    (%)        (000 OMITTED)       ASSETS (%)      REIMBURSEMENTS**(%)       ASSETS (%)       REIMBURSEMENTS**(%)       RATE (%)
--------------------------------------------------------------------------------------------------------------------------------
    5.38++        $22,380             0.69+              0.73+                  4.07+               4.03+                162++
    4.75           23,225             0.69               0.71                   4.31                4.29                 383
    2.67++         23,952             0.69+              0.69+                  4.16+               4.16+                172++
--------------------------------------------------------------------------------------------------------------------------------
    0.50++        $19,444             0.44+              0.82+                  6.25+               5.86+                 --
    3.70           27,611             0.42               0.56                   3.46                3.32                  --
    1.32           33,048             0.40               0.51                   1.32                1.22                  --
    0.75           29,289             0.40               0.53                   0.75                0.62                  --
    0.96           28,689             0.40               0.54                   0.95                0.82                  --
    1.15++         26,393             0.40+              0.55+                  2.30+               2.15+                 --
--------------------------------------------------------------------------------------------------------------------------------

                    Notes to Financial Statements (UNAUDITED)

1. ORGANIZATION:

The Sentinel Variable Products Trust (the Trust) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of National Life Insurance Company to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of seven separate and distinct funds, six of which are diversified: Common Stock, Mid Cap Growth, Small Company, Balanced, Bond and Money Market, (the Growth Index Fund being non-diversified). The seven funds of the Trust are referred to hereinafter collectively as the Funds, and individually as a Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A. SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The mean price is used for valuation purposes. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Trust's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Money market securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

      (1)   the Sentinel Variable Products Trust Growth Index Fund;

      (2) when trades occur on a day that happens to coincide with the end of a financial reporting period; or

      (3) at the discretion of management if significant price movements are deemed large enough to impact the calculation of the net asset value per share.

      Interest income is recorded on the accrual basis which includes the amortization of bond premiums on fixed income securities. Dividend income is recorded on the ex-dividend date. The cost of securities sold is determined by the use of the specific identification method. Market discount and original issue discount are accreted into income.

C. DIVIDENDS AND DISTRIBUTIONS: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital, the character for tax purposes of investments in Real Estate Investment Trusts, current year paydowns and dividends paid. Reclassifications were made to reflect these differences as of June 30, 2005.

                       Accumulated            Accumulated
                      undistributed          undistributed
                     net investment     net realized gain (loss)     Paid-in
SVPT Fund             income (loss)          on investments          capital
----------------     --------------     ------------------------     -------
Balanced .......          7,803                  (7,803)                --
Bond ...........         30,073                 (30,073)                --

D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2005.

E. OTHER: Direct expenses of a fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from the custodian bank on cash balances and are reflected in the statement of operations as an expense offset.

      The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

F. FEDERAL INCOME TAXES: No provision is made for Federal taxes as it is the Fund's intention to have each Fund continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise income taxes or income tax liability.

G. OPTIONS: When a SVPT Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

      There were no transactions in options during the period ended June 30, 2005.

H. DOLLAR ROLLS: SVPT Balanced and SVPT Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement, NL Capital Management, Inc.
(NLCM), a wholly owned subsidiary of National Life Insurance Company, manages the Funds' investments and their business operations under the overall supervision of the Trust's Board of Trustees. NLCM has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, the Trust pays to NLCM a monthly fee determined as follows:

      A) WITH RESPECT TO THE SVPT COMMON STOCK, SVPT MID CAP GROWTH AND SVPT SMALL COMPANY FUNDS: 0.50% per annum on the first $20 million of average daily net assets of each Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.

      B) WITH RESPECT TO SVPT BALANCED FUND. 0.55% per annum on the average daily net assets of the Fund.

      C) WITH RESPECT TO SVPT BOND FUND. 0.40% per annum on the average daily net assets of the Fund.

      D) WITH RESPECT TO SVPT GROWTH INDEX FUND: 0.30% per annum on the average daily net assets of the Fund

      E) WITH RESPECT TO THE SVPT MONEY MARKET FUND: 0.25% per annum on the average daily net asset of the Fund.

      NLCM has voluntarily agreed for a period of at least until December 31, 2005 to waive the Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios, after expense offsets, to the amounts shown below:

      o SVPT Common Stock Fund           0.66%
      o SVPT Growth Index Fund           0.60%
      o SVPT Mid Cap Growth Fund         0.82%
      o SVPT Small Company Fund          0.74%
      o SVPT Balanced Fund               0.79%
      o SVPT Bond Fund                   0.67%
      o SVPT Money Market Fund           0.40%

      These arrangements may be changed or terminated at any time after December 31, 2005.

      For the period ended June 30, 2005, the amounts reimbursed were as follows: SVPT Growth Index $28,516, SVPT Balanced $4,058 and SVPT Money Market $20,854.

      Equity Services Inc. (ESI) another wholly owned subsidiary of National Life Insurance Company acts as the principal underwriter of shares of the Funds. ESI receives no compensation from the Trust for acting as principal underwriter.

      Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company (Sentinel Service) a Vermont corporation which is a wholly owned subsidiary of National Life Insurance Company, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and financial administration services. For the period ended June 30, 2005 this fee totaled $116,923.

4. INVESTMENT TRANSACTIONS:

Purchases and sales (excluding short-term obligations) for the period ended June 30, 2005 are as follows:

                       Purchases of                   Sales of
                        other than   Purchases of    other than
                           U.S.        U.S.             U.S.       Sales of U.S.
                        Government    Government     Government     Government
                        direct and    direct and     direct and     direct and
                          agency      agency           agency          agency
SVPT Fund              obligations    obligations    obligations    obligations
-------------------    -----------    -----------    -----------    -----------
Common Stock ......    $10,831,582    $        --    $ 8,848,517    $        --
Growth Index ......        515,776             --        740,141             --
Mid Cap Growth ....     29,869,203             --     31,724,919             --
Small Company .....     17,039,443             --     16,045,887             --
Balanced ..........      3,695,837     14,927,395      3,239,539     15,118,549
Bond ..............      1,937,548     37,657,326      2,313,342     37,184,472

(THE SENTINEL VARIABLE PRODUCTS MONEY MARKET FUND INVESTS ONLY IN SHORT-TERM OBLIGATIONS.)

      At December 31, 2004, the Trust had tax basis capital losses which may be used to offset future capital gains through 2012 as follows:

CAPITAL LOSS CARRYFORWARD

                                                 Expiring in
                                                 -----------
SVPT COMMON STOCK FUND          $ 2,477,631       12/31/2010
                                    346,135       12/31/2011
                                -----------
                   Total        $ 2,823,766
                                ===========

SVPT GROWTH INDEX FUND          $    62,231       12/31/2009
                                    340,021       12/31/2010
                                    883,435       12/31/2011
                                     16,152       12/31/2012
                                -----------
                   Total        $ 1,301,839
                                ===========

SVPT MID CAP GROWTH FUND        $ 1,530,790       12/31/2009
                                  6,407,249       12/31/2010
                                -----------
                   Total        $ 7,938,039
                                ===========

SVPT MONEY MARKET FUND          $       113       12/31/2011
                                ===========

      During the year ended December 31, 2004, the Funds utilized capital losses as follows:

                                 Capital losses
        SVPT Fund                   utilized
      --------------             --------------
      Common Stock                 $1,566,094
      Mid Cap Growth                2,060,819

      It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire.

      Capital losses incurred after October 31 (Post October losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Funds incurred and elected to defer capital losses of $91,185 in the Growth Index Fund during fiscal 2004.

5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the period ended June 30, 2005 and fiscal year ended December 31, 2004 were as follows:

                                                   Shares
                                                  issued in                       Net
                                                reinvestment                    increase
                                                of dividends      Shares       (decrease)
                                    Shares        and dis-         reac-       in shares
SVPT Fund                            sold        tributions       quired      outstanding
------------------------------    ----------    ------------    ----------    -----------
SIX MONTHS ENDED JUNE 30, 2005
Common Stock .................       761,871            --         558,104       203,767
Growth Index .................        50,359            --          82,560       (32,201)
Mid Cap Growth ...............       206,515            --         387,219      (180,704)
Small Company ................       487,840            --         442,479        45,361
Balanced .....................       166,771            --         180,101       (13,330)
Bond .........................       277,842            --         268,216         9,626
Money Market .................    10,321,227       320,143      12,937,054    (2,295,684)

YEAR ENDED DECEMBER 31, 2004
Common Stock .................     1,818,591        51,905       1,120,442       750,054
Growth Index .................       159,626         6,943         144,443        22,126
Mid Cap Growth ...............       898,507            --         903,972        (5,465)
Small Company ................     1,280,357       322,160         734,904       867,613
Balanced .....................       510,518        97,737         358,328       249,927
Bond .........................       658,998       133,768         678,211       114,555
Money Market .................    24,186,543       250,609      25,037,419      (600,267)

                   Information and Services for Policyholders

PORTFOLIO PROXY VOTING GUIDELINES AND VOTING RECORD

Sentinel Variable Products Trust Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge on-line at www.nationallife.com under the Quick Picks menu, at www.sec.gov, or by calling (800) 537-7003.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Board Approval of Advisory Agreement

      The Trust has entered into two investment advisory agreements with the NL Capital Management, Inc. ("Advisor"): one on behalf of the Common Stock, Mid Cap Growth, Small Company, Growth Index and Money Market Funds, and another on behalf of the Balanced and Bond Funds. The Funds' Board of Trustees consists of two independent Trustees and a third Trustee who is affiliated with the Advisor and related companies. Every year the Board separately considers, on behalf of the shareholders of each Fund, the approval of the Fund's applicable advisory agreement. The Board last voted to approve the advisory agreements at a meeting held on November 11, 2004. The Board's approval was based on its consideration, at meetings on that date and throughout the preceding year, of the services provided to each Fund by the Advisor under the advisory agreements, as well as other services provided by the Advisor and its affiliates under other agreements, and the personnel who provide these services.

      THE ADVISOR'S PERSONNEL AND INVESTMENT PROCESS. Each quarter, the Trustees discuss with senior management of the Advisor the strategies being used to achieve each Fund's stated objectives. Among other things, the Board considers the size, education and experience of each Fund's portfolio management team. At their meeting held on November 11, 2004, the Trustees noted that Ms. Coppola, portfolio manager of the Money Market Fund, had a total of 30 years experience as an investment professional, and that Mr. Brownlee, portfolio manager of the Bond Fund and the fixed income portion of the Balanced Fund, had a total of 23 years experience as an investment professional. They noted that Mr. Lee, the portfolio manager of the Mid Cap Growth and Growth Index Funds, had a total of 25 years experience as an investment professional. (Peter W. Lert, Ph.D., with over 14 years experience as an investment professional, has since succeeded Mr. Lee as portfolio manager of the Growth Index Fund.) The Trustees noted the change in 2004 of the lead portfolio manager(s) of the Small Company Fund, and that the Fund's new portfolio manager, Mr. Schwartz, was well qualified, with 13 years experience as an investment professional and 7 years experience with the Advisor and its affiliates. (Betsy Pecor, with more than six years of experience as an investment professional, has since joined Mr. Schwartz as co-portfolio manager of the Small Company Fund.) The Trustees also noted the promotion in 2004 of Daniel J. Manion from co-portfolio manager to lead portfolio manager of the Common Stock Fund, as well as his promotion to lead portfolio manager of the equity portion of the Balanced Fund. They noted that Mr. Manion has over 16 years experience as an investment professional.

      Throughout the year, the Board requested and received information that included sales and redemption data for each Fund, a discussion on investment strategies used by the Fund and the valuation and pricing of each Fund's portfolio holdings. In preparation for their November 11, 2004 meeting, the Trustees requested and evaluated materials from the Advisor that included, as noted below, performance and expense information for other variable product funds with similar investment objectives derived from data provided by Morningstar, Inc., an independent third party provider. Prior to voting, the Trustees reviewed the proposed continuance of the advisory agreements with management and counsel who are independent of the Advisor, and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. In reaching their determinations relating the continuance with respect to each Fund, the Trustees considered all factors they believed relevant, including the following:

o information comparing the performance of each Fund to the performance of other individual variable product funds with similar investment objectives and, when available from Morningstar, to the performance of the average performance of all other such funds.

o the nature, extent and quality of investment and administrative services rendered by the Advisor;

o revenue received by the Advisor and its affiliates in respect of the Funds;

o the costs borne by, and profitability of, the Advisor in providing services to the Funds, and a comparison of such profitability with that of the Advisor or its affiliates in providing services to the publicly available funds that they manage;

o comparative fee and expense data for each Fund and other funds with similar investment objectives;

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors;

o the Advisor's policies and practices regarding allocation of portfolio transactions of the Funds, including the extent to which the Advisor benefits from soft dollar arrangements;

o any indirect benefits that the Advisor and its affiliates receive from their relationships to the Funds;

o information about fees charged by the Advisor to other clients with similar objectives;

o the professional experience and qualifications of each Fund's portfolio manager and other senior personnel of the Advisor;

o the compliance record of the Advisor and affiliates under applicable securities and other laws, and under the Advisor's internal compliance program; and

o     the terms of each advisory agreement.

      FUND PERFORMANCE. The Board receives performance data at least quarterly but, consistent with the Advisor's investment goals, the Board attaches importance to performance over relatively long periods of time, typically at least three years, for Funds other than the Money Market Fund. The Board monitors the Advisor's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness.

      Except as noted below, at its November 11 meeting the Board considered the performance, net of variable annuity charges and fund expenses, of each Fund i) as a percentage return compared to the return of other variable product funds with similar investment objectives (including, where possible, the similar variable product funds available to Fund shareholders as National Life Insurance Company policyholders) and ii) as a percentile rank among all other variable product funds with similar investment objectives.

      The Trustees noted the absence of variable product funds that, like the Growth Index Fund, track the S&P 500 Barra Growth Index. While they noted that the Growth Index Fund ranked significantly below median of all funds in its Morningstar Large Cap Growth category, they recognized that the majority of such funds are actively managed, and they noted that the Fund had succeeded in tracking its index reasonably closely for the periods compared.

      The Trustees were pleased to note that each of the Common Stock, Small Company and Money Market Funds had ranked above the median of the applicable similar variable product funds for year-to-date as well as one- and three-year periods. The Board noted that the Mid Cap Growth Fund had ranked at or above the median for one- and three-year periods and somewhat below the median for the year to date.

      The Trustees noted that for the Bond and Balanced Funds, which began operations on August 1, 2003, Morningstar percentile rankings were not available. They were pleased to note that for one year and year-to-date periods, the Bond and Balanced Funds each outperformed most of the sampled variable product intermediate bond funds and variable product balanced funds, respectively.

      After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the advisory agreements, that the performance of the applicable Funds and the Advisor supported the renewal of each advisory agreement.

      MANAGEMENT FEES AND OTHER EXPENSES. The Board reviewed each Fund's annual expense ratio, which reflects asset-based costs such as management fees, accounting and administrative costs and the effects of any fee waivers. The Board then compared each Fund's expense ratio to the average expense ratio of the other funds in its Morningstar category and, except as noted below regarding the Growth Index Fund, to the expense ratios of various comparable individual variable product funds. The Trustees were pleased to note that the expense ratio of each of the Common Stock, Mid Cap Growth, Small Company and Money Market Funds was significantly less than the average expense ratio of the funds in its category and, in the case of the Common Stock, Mid Cap Growth and Small Company Funds, less than the expense ratio of most of the comparable individual funds sampled. The Board noted that each of the Bond and Balanced Funds were at or slightly below the average expense ratio of the funds in its category, and less than the expense ratio of a majority of the funds sampled. Regarding the Growth Index Fund, as with its performance comparison, the Board noted the lack of comparable funds but recognized that the Fund's expense ratio was slightly below the average expense ratio of index funds in Morningstar's Large Cap Growth category.

      The Trustees noted that with the exception of the Growth Index Fund, the generally increasing level of assets across all Funds had either eliminated the Advisor's expense waiver/reimbursement applicable to each Fund or had reduced it to a small amount. They noted that the Growth Index Fund's assets remained relatively low, and that the Fund's expense ratio would have been significantly higher without the Advisor's substantial reimbursement or waiver. The Trustees requested that the Advisor research alternatives for the Fund.

      The Board considered the advisory fee rates charged by an affiliate of the Advisor for managing mutual fund portfolios that are similar to the Funds but available to the public. The Board noted that each Fund's fees were lower than the fees of its corresponding publicly available fund, and concluded that the Fund's management fee and fee rate and overall expense ratio, including applicable fee waivers, were reasonable in comparison.

      The Board also considered the fact that the Advisor or its affiliates provide services for managing non-mutual fund portfolios. The Trustees noted that the Advisor or its affiliates generally do so either at cost or at a fee rate that was higher than the fees incurred by the Funds.

      PROFITABILITY. The Board considered the level of the Advisor's profits in respect of the management of the Funds. The Board believed the Advisor's profits were reasonable in relation to the nature and quality of services provided.

      After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the advisory agreements, that the management fees charged to each Fund, including applicable fee waivers, were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisor in respect of its relationship with the Funds supported renewal of the advisory agreements.

      ECONOMIES OF SCALE. The Board considered whether there had been economies of scale in respect of the management of the Funds, and whether the Fund has appropriately benefited from any available economies of scale. The Trustees recognized that the fee schedules in the advisory agreement for the Common Stock, Mid Cap Growth and Small Company Funds each have breakpoints that reduce the management fee rate as the Fund's assets increase above certain levels. They also considered the current level of assets of each Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each advisory agreement, that the extent to which economies of scale were shared with the Funds supported the renewal of the advisory agreements.

      CONCLUSION. The Trustees considered the Advisor to be an experienced asset management firm and considered the overall quality of services provided by the Advisor to be excellent. They believed that the Advisor is financially sound and well managed. After the independent Trustees deliberated, the entire Board, including all of the independent Trustees, approved the renewal of the existing advisory agreements, concluding that each Fund's advisory fee, including applicable fee waivers, was reasonable in relation to the services provided and that a contract renewal was in the best interests of each Fund's shareholders.

                           Board Members and Officers

Policyholders elect a board that oversees the Trust's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

      The following is a list of the Trust's board members. Each member oversees the seven portfolios of the Sentinel Variable Products Trust. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

INDEPENDENT BOARD MEMBERS
--------------------------------------------------------------------------------------------------------------------------------
                                                   POSITION HELD WITH
                                                   REGISTRANT AND                          PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS, AGE           LENGTH OF SERVICE     FIVE YEARS                              PUBLIC DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
WILLIAM D. MCMEEKIN          Trustee since         Executive Vice President, Commercial    None
(60)                         2000                  Services - TD Banknorth, N.A.
One National Life Drive                            (formerly Banknorth Vermont) since
Montpelier, VT 05604                               June, 2005; Senior Vice President &
                                                   Senior Lending Officer, 2001 to 2005;
                                                   Community President - The Howard
                                                   Bank, 2000 to 2001; prior to that,
                                                   President & Chief Executive Officer -
                                                   Granite Savings Bank
--------------------------------------------------------------------------------------------------------------------------------
WILLIAM G. RICKER            Trustee since         Former President -                      None
(65)                         2000                  Denis, Ricker & Brown
76 Murray Road                                     (Insurance Agency),
Montpelier, VT 05602                               1980 to 2001

BOARD MEMBERS AFFILIATED WITH NL CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD WITH
                             REGISTRANT AND        PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS, AGE           LENGTH OF SERVICE     FIVE YEARS                              PUBLIC DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
THOMAS H. MACLEAY            Chairman since        National Life Insurance Company -       Sentinel Funds (17) - Chairman, since
(56)                         2004; Chief           Chairman of the Board, President and    2003; Chief Executive Officer 2003
One National Life Drive      Executive Officer,    Chief Executive Officer since 2004;     to 2005
Montpelier, VT 05604                               Chief Executive Officer, 2002 to
                             2004 to 2005          2004; President and Chief Operating
                                                   Officer, 1996 to 2001

The board has appointed officers who are responsible for day-to-day business decisions based on polices it has established. The officers serve at the pleasure of the board.

OFFICERS
-------------------------------------------------------------------------------------------------
                                  POSITION HELD WITH
                                  REGISTRANT AND          PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS, AGE                LENGTH OF SERVICE       FIVE YEARS
-------------------------------------------------------------------------------------------------
CHRISTIAN W.                      President and           NL Capital Management, Inc., Sentinel
THWAITES (47)                     Chief Executive         Advisors Company - President &
One National Life Drive           Officer since           Chief Executive Officer since 2005;
Montpelier, VT 05604              2005                    National Life Insurance Company -
                                                          Executive Vice President since 2005;
                                                          Sentinel Group Funds, Inc. and
                                                          Sentinel Pennsylvania Tax-Free Trust -
                                                          Director/Trustee, President & Chief
                                                          Executive Officer since 2005; Skandia
                                                          Global Funds - Chief Executive
                                                          Officer, 1996 to 2004
-------------------------------------------------------------------------------------------------
THOMAS P. MALONE                  Vice President          Sentinel Administrative Service
(49)                              & Treasurer             Company - Vice President since 1998;
One National Life Drive           since 2000              Assistant Vice President, 1990 to
Montpelier, VT 05604                                      1998; Sentinel Group Funds, Inc. and
                                                          Sentinel Pennsylvania Tax-Free Trust -
                                                          Vice President & Treasurer since
                                                          1997; Assistant Vice President, 1990
                                                          to 1997
-------------------------------------------------------------------------------------------------
JOHN K. LANDY                     Vice President          Sentinel Administrative Service
(45)                              since 2004              Company - Senior Vice President,
One National Life Drive                                   since 2004; Vice President, 1997 to
Montpelier, VT 05604                                      2004; Sentinel Group Funds, Inc. and
                                                          Sentinel Pennsylvania Tax-Free Trust -
                                                          Vice President since 2003
-------------------------------------------------------------------------------------------------
SCOTT G. WHEELER                  Assistant Vice          Sentinel Administrative Service
(40)                              President &             Company - Assistant Vice President
One National Life Drive           Assistant               since 1998; Sentinel Group Funds,
Montpelier, VT 05604              Treasurer               Inc. and Sentinel Pennsylvania Tax-
                                  since 2004              Free Trust - Assistant Vice President &
                                                          Assistant Treasurer since 1998

OFFICERS
-------------------------------------------------------------------------------------------------
                                  POSITION HELD WITH
                                  REGISTRANT AND          PRINCIPAL OCCUPATIONS DURING PAST
NAME, ADDRESS, AGE                LENGTH OF SERVICE       FIVE YEARS
-------------------------------------------------------------------------------------------------
KERRY A. JUNG                    Secretary since          National Life Insurance Company -
(32)                             2005                     Senior Counsel since 2005; Sentinel
One National Life Drive                                   Group Funds, Inc. and Sentinel
Montpelier, VT 05604                                      Pennsylvania Tax-Free Trust -
                                                          Secretary since 2005; Equity Services,
                                                          Inc.; Sentinel Advisors Company; NL
                                                          Capital Management, Inc.; Sentinel
                                                          Financial Services Company; Sentinel
                                                          Administrative Service Company -
                                                          Counsel since 2005; Strong Financial
                                                          Corporation - Managing Counsel,
                                                          2004-2005; Associate Counsel, 2000
                                                          to 2004
-------------------------------------------------------------------------------------------------
D. RUSSELL MORGAN                Chief Compliance         Sentinel Advisors Company, NL
(49)                             Officer since            Capital Management, Inc., National
One National Life Drive          2004; Secretary,         Life Variable Products Separate
Montpelier, VT 05604             2000 to 2005             Accounts - Chief Compliance Officer,
                                                          since 2004; Sentinel Group Funds,
                                                          Inc. and Sentinel Pennsylvania Tax-
                                                          Free Trust - Chief Compliance
                                                          Officer, since 2004; Secretary, 1988 to
                                                          2005; National Life Insurance
                                                          Company - Assistant General
                                                          Counsel, 2001 to 2004; Senior
                                                          Counsel, 2000 to 2001; Counsel,
                                                          1994 to 2000; Equity Services, Inc. -
                                                          Counsel, 1986 to 2004; Sentinel
                                                          Advisors Company, NL Capital
                                                          Management, Inc., Sentinel Financial
                                                          Services Company, Sentinel
                                                          Administrative Service Company -
                                                          Counsel, 1993 to 2004

The Statement of Additional Information has additional information about the Trust's trustees and is available, without charge, upon request by calling (800) 537-7003.

      INVESTMENT ADVISOR                CUSTODIAN AND DIVIDEND PAYING AGENT
      NL Capital Management, Inc.       State Street Bank & Trust Company -
                                        Kansas City
      PRINCIPAL UNDERWRITER
      Equity Services, Inc.             TRANSFER AGENT, SHAREHOLDER SERVICING
                                        AGENT AND ADMINISTRATOR
      COUNSEL                           Sentinel Administrative Service
      Sidley Austin Brown & Wood LLP    Company

      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM
      PricewaterhouseCoopers LLP

                      This page left blank intentionally.

SENTINEL VARIABLE PRODUCTS TRUST


Sentinel Variable Products Trust Common Stock Fund
Sentinel Variable Products Trust Growth Index Fund
Sentinel Variable Products Trust Mid Cap Growth Fund
Sentinel Variable Products Trust Small Company Fund
Sentinel Variable Products Trust Balanced Fund
Sentinel Variable Products Trust Bond Fund
Sentinel Variable Products Trust Money Market Fund

THIS BROCHURE IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY
Equity Services, Inc.
National Life Drive
Montpelier, Vermont 05604
(800) 732-8939

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust


By:      /s/ Christian W. Thwaites
-----------------------------------
Name:    Christian W. Thwaites
Title:   President & Chief Executive Officer

Date: September 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas P. Malone
-----------------------------------
Name:    Thomas P. Malone
Title:   Vice President & Treasurer (principal financial officer)

Date: September 6, 2005